Federated Investors
World-Class Investment Manager

Federated California Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL REPORT

February 28, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2001 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--98.3%
		California--96.2%
$1,500,000		ABAG Finance Authority for Non-Profit Corporations, Multifamily Housing Revenue Bonds (Series 1999A), 5.80% (Civic Center Drive Apartments Project)/(FSA INS), 9/1/2020	AAA		$1,555,815
500,000		ABAG Finance Authority for Non-Profit Corporations, Refunding Revenue COP, 5.125% (Episcopal Homes Foundation)/(Original Issue Yield: 5.35%), 7/1/2018	A-		467,250
2,050,000		ABC, CA, Unified School District, Capital Appreciation UT GO Bonds (FGIC INS)/(Original Issue Yield: 5.54%), 8/1/2025	AAA		554,566
1,000,000		Alta Loma, CA, School District, Capital Appreciation UT GO Bonds (Series A)/(FGIC INS)/(Original Issue Yield: 5.69%), 7/1/2024	AAA		287,320
500,000		Anaheim, CA, PFA, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public Improvements Project)/(FSA INS), 9/1/2016	AAA		580,945
605,000		Blythe, CA, Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028	NR		590,764
750,000		Blythe, CA, Redevelopment Agency, Tax Allocation Bonds (Series 2000A), 6.20% (Blythe Redevelopment Project No. 1), 5/1/2031	BBB		766,260
500,000		Bonita Canyon, CA, Public Facilities Financing Authority, Community Facilities District No. 98-1 Special Tax Bonds (Series 1998), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	NR		458,785
500,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	Baa3		539,785
625,000		California Educational Facilities Authority, Revenue Bonds (Series B), 6.60% (Loyola Marymount University)/(United States Treasury PRF), 10/1/2022 (@102)	A2		670,038
1,000,000		California Educational Facilities Authority, Revenue Bonds (Series C), 5.125% (University of Southern California)/(Original Issue Yield: 5.35%), 10/1/2028	AA+		992,650
600,000		California Educational Facilities Authority, Revenue Bonds, 6.70% (Southwestern University)/(Original Issue Yield: 6.838%), 11/1/2024	A3		662,250
500,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series 1998), 5.55% (AMBAC INS), 4/1/2028	AAA		514,750
1,000,000		California HFA, Home Mortgage Revenue Bonds (Series 1996Q), 5.85%, 8/1/2016	AAA		1,068,160
670,000		California HFA, SFM Revenue Bonds (Series C), 6.75%, 2/1/2025	AA-		691,688
235,000		California HFA, SFM Revenue Bonds (Series F-1), 7.00%, 8/1/2026	AA-		241,300
1,000,000		California Health Facilities Financing Authority, Insured Health Facilities Refunding Revenue Bonds (Series 1997), 5.50% (Valley Care Hospital Corp.)/(California Mortgage INS)/(Original Issue Yield: 5.737%), 5/1/2020	AA-		1,028,070
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$500,000		California Health Facilities Financing Authority, Insured Health Facility Revenue Bonds (Series 1998A), 5.25% (Casa De Las Campanas)/(California Mortgage INS)/(Original Issue Yield: 5.35%), 8/1/2020	AA-		$503,490
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028	A-		967,750
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1998B), 5.00% (Kaiser Permanente)/(Original Issue Yield: 5.20%), 10/1/2020	A		933,740
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series A), 6.125% (Cedars-Sinai Medical Center), 12/1/2030	A2		1,055,500
700,000		California Health Facilities Financing Authority, Revenue Refunding Bonds (Series 1996A), 6.00% (Catholic Healthcare West)/(MBIA INS)/(Original Issue Yield: 6.15%), 7/1/2017	AAA		770,721
500,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75% (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030	A1		525,150
900,000		California PCFA, Exempt Facilities Revenue Bonds (Series 1996), 5.50% (Mobil Corp.)/(Original Issue Yield: 5.72%), 12/1/2029	AAA		914,967
1,000,000		California PCFA, Refunding Revenue Bonds (1996 Series A), 5.35% (Pacific Gas & Electric Co.)/(MBIA INS), 12/1/2016	AAA		1,000,000
500,000		California PCFA, Resource Recovery Revenue Bonds (Series A), 7.15% (Waste Management, Inc.), 2/1/2011	BBB		515,480
900,000		California PCFA, Sewer & Solid Waste Disposal Revenue Bonds, 5.75% (Anheuser-Busch Cos., Inc.)/(Original Issue Yield: 5.818%), 12/1/2030	A+		929,115
700,000		California PCFA, Solid Waste Disposal Revenue Bonds, 6.875% (Browning-Ferris Industries, Inc.)/(Original Issue Yield: 6.95%), 11/1/2027	BB-		707,574
1,000,000		California PCFA, Solid Waste Refunding Revenue Bonds (Series 1999A), 5.125% (West County Resource Recovery, Inc.)/(Comerica Bank - California LOC)/(Original Issue Yield: 5.323%), 1/1/2014	A+		995,280
970,000		California Rural Home Mortgage Finance Authority, SFM Revenue Bonds (Series 1998 B-4), 6.35% (GNMA COL), 12/1/2029	AAA		1,068,106
1,500,000		California State Department of Water Resources, Water System Revenue Bonds (Series 1995O), 7.00% (Central Valley Project)/(United States Treasury COL), 12/1/2007	AA		1,739,100
1,000,000		California State, Refunding UT GO Bonds, 4.75% (Original Issue Yield: 4.82%), 2/1/2016	AAA		1,002,490
20,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019	AA		20,817
580,000		California State, UT GO Bonds, 5.75% (United States Treasury PRF)/(Original Issue Yield: 6.25%), 3/1/2019 (@101)	AA		632,658
400,000		California Statewide Communities Development Authority, COP, 5.25% (St. Joseph Health System Group)/(Original Issue Yield: 5.47%), 7/1/2021	AA-		394,316
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000		California Statewide Communities Development Authority, COP, 5.50% (Sutter Health)/(Original Issue Yield: 5.77%), 8/15/2018	AAA		$1,051,560
1,000,000		California Statewide Communities Development Authority, COP (Series 1999), 5.375% (Internext Group)/(Original Issue Yield: 5.52%), 4/1/2017	BBB		959,400
1,000,000		California Statewide Communities Development Authority, Revenue Bonds, 5.75% (Los Angeles Orthopedic Hospital Foundation), 6/1/2030	AAA		1,048,510
600,000		California Statewide Communities Development Authority, Revenue COP, 6.625% (St. Joseph Health System Group)/(Original Issue Yield: 6.674%), 7/1/2021	AA-		670,206
400,000		California Statewide Communities Development Authority, Special Facilities Revenue Bonds, 5.625% (United Air Lines)/(Original Issue Yield: 5.75%), 10/1/2034	BB+		364,776
500,000		Central, CA, Joint Powers Health Financing Authority, COP (Series 2000), 6.00% (Community Hospitals of Central California)/(Original Issue Yield: 6.22%), 2/1/2030	A-		515,950
500,000		Chula Vista, CA, IDA, Revenue Bonds (Series A), 6.40% (San Diego Gas & Electric)/(Original Issue Yield: 6.473%), 12/1/2027	AA-		496,265
1,000,000		Contra Costa County, CA, Public Financing Authority, Tax Allocation Revenue Bonds (Series 1999), 5.125% (Pleasant Hill BART, North Richmond, Bay Point, Oakley, and Rodeo Redevelopment Project Areas)/(Original Issue Yield: 5.27%), 8/1/2019	BBB		956,860
500,000		El Dorado County, CA, Public Agency Financing Authority, Revenue Bonds, 5.50% (Original Issue Yield: 5.85%), 2/15/2021	AAA		515,575
790,000		El Monte, CA, PFA, Tax Allocation Revenue Bonds (Series 1998), 5.75% (El Monte Community Redevelopment Agency), 6/1/2028	BBB-		781,871
700,000		Foothill/Eastern Transportation Corridor Agency, CA (Series 1995A), Senior Lien Toll Road Revenue Bonds, 6.50% (United States Treasury PRF)/(Original Issue Yield: 6.78%), 1/1/2032 (@100)	AAA		802,676
1,000,000		Inglewood, CA, PFA, Refunding Revenue Bonds (Series 1999A), 5.625% (AMBAC INS), 8/1/2016	AAA		1,087,090
500,000		Inland Empire Solid Waste Financing Authority, CA, Revenue Bonds (Series B), 6.25% (FSA INS)/(United States Treasury COL), 8/1/2011	AAA		569,965
1,395,000		Laguna Salada, CA, Unified School District, Capital Appreciation UT GO Bonds (Series C) (Original Issue Yield: 6.12%), 8/1/2026	AAA		356,827
1,000,000		Los Angeles County, CA, Metropolitan Transportation Authority, Refunding Sales Tax Revenue Bonds (Series C), 5.00% (AMBAC INS)/(Original Issue Yield: 5.09%), 7/1/2023	AAA		986,950
600,000		Los Angeles, CA, Community Redevelopment Agency, Housing Revenue Refunding Bonds (Series A), 6.55% (AMBAC INS), 1/1/2027	AAA		632,262
1,000,000		Los Angeles, CA, Department of Water & Power, Electric Plant Revenue Bonds, 6.125%, 2/15/2019	A+		1,061,710
1,000,000		Los Angeles, CA, Department of Water & Power, Waterworks Revenue Bonds (Series 2001A), 5.125% (Original Issue Yield: 5.18%), 7/1/2032	AA		985,050
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000		Los Gatos-Saratoga, CA, Joint Union High School District, UT GO Bonds (Series B), 5.125% (Original Issue Yield: 5.34%), 12/1/2023	AA+		$999,920
1,000,000		Metropolitan Water District of Southern California, CA, Water Revenue Refunding Bonds (Series 2001A), 5.00% (Original Issue Yield: 5.15%), 7/1/2029	AA		971,170
1,000,000		Oakland, CA, Unified School District, UT GO (Series 2000F), 5.60% (Original Issue Yield: 5.63%), 8/1/2019	AAA		1,057,630
500,000		Orange County, CA, Community Facilities District No. 2000-1, Special Tax Bonds (Series 2000A), 6.25% (Ladera Ranch)/(Original Issue Yield: 6.28%), 8/15/2030	NR		503,090
500,000		Orange, CA, Community Facilities District No. 91-2, Special Tax Bonds, 6.25% (Serrano Heights), 10/1/2030	NR		508,420
445,000		Placer County, CA, Water Agency, Water Revenue COP (Series 1999), 5.50% (AMBAC INS)/(Original Issue Yield: 5.63%), 7/1/2018	AAA		469,956
940,000		Placer County, CA, Water Agency, Water Revenue COP (Series 1999), 5.50% (AMBAC INS)/(Original Issue Yield: 5.65%), 7/1/2019	AAA		986,098
460,000		Pomona, CA, Redevelopment Agency, Tax Allocation Bonds (Series 1998X), 5.40% (Mountain Meadows Redevelopment Project), 12/1/2024	BBB+		444,029
900,000		Port of Oakland, CA, Revenue Bonds (Series 1997G), 5.50% (MBIA INS)/(Original Issue Yield: 5.83%), 11/1/2017	AAA		930,330
1,000,000		Port of Oakland, CA, Revenue Bonds (Series 2000K), 5.75% (Original Issue Yield: 5.78%), 11/1/2020	AAA		1,060,990
700,000		Regents of University of California, Research Facilities Revenue Bonds (1995 Series B), 6.55%, 9/1/2024	A+		767,144
2,000,000		Richmond, CA, Wastewater Revenue Bonds (Series 1999), 5.80%, 8/1/2018	AAA		2,180,760
600,000		Sacramento, CA, Municipal Utility District, Electric Revenue Bonds (Series J), 5.50% (AMBAC INS)/(Original Issue Yield: 5.80%), 8/15/2021	AAA		619,806
1,395,000		Sacramento, CA, Unified School District, UT GO Bonds (Series A), 6.00%, 7/1/2025	Aa3		1,531,180
300,000		San Francisco, CA, City & County Airport Commission, Second Series Revenue Bonds (Issue 12A), 5.90% (San Francisco International Airport)/(Original Issue Yield: 5.97%), 5/1/2026	A+		312,084
1,000,000		San Jose, CA, Unified School District, COP, 5.75% (MBIA INS)/(Original Issue Yield: 5.85%), 6/1/2020	AAA		1,054,740
1,000,000		Santa Monica-Malibu Unified School District, Capital Appreciation UT GO Bonds (FGIC INS)/(Original Issue Yield: 5.38%), 8/1/2023	AAA		303,070
1,000,000		Sierra View Local Health Care District, CA, Refunding Revenue Bonds (Series 1998), 5.25% (American Capital Access LOC)/(Original Issue Yield: 5.40%), 7/1/2018	A		935,600
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,500,000		Simi Valley, CA, PFA, Lease Revenue Bonds (Series 1995), 5.75% (AMBAC INS), 9/1/2015	AAA		$1,644,360
1,000,000		South Orange County, CA, Public Financing Authority, 1999 Reassessment Revenue Bonds, 5.80% (FSA INS)/(Original Issue Yield: 5.85%), 9/2/2018	Aaa		1,081,330
2,300,000		South Orange County, CA, Public Financing Authority, Special Tax Revenue Bonds (Series 1999C), 7.50% (Foothill Area), 8/15/2007	AAA		2,776,307
1,400,000	[2]	Stockton, CA, COP (Series 1999), 5.875% (Original Issue Yield: 5.90%), 8/1/2019	A-		1,492,736
400,000		Stockton, CA, Health Facility Revenue Bonds (Series 1997A), 5.70% (Dameron Hospital Association), 12/1/2014	BBB+		370,456
500,000		Stockton, CA, Revenue COP (Series 1998A), 5.00% (MBIA INS)/(Original Issue Yield: 5.15%), 9/1/2023	AAA		493,680
725,000		Vista, CA, Joint Powers Financing Authority, Revenue Bonds (Series 1997B), 5.50% (Original Issue Yield: 5.57%), 9/1/2020	NR		721,991
500,000		Watsonville, CA, Insured Hospital Revenue Refunding Bonds (Series 1996A), 6.20% (Watsonville Community Hospital)/(California Mortgage INS)/(Original Issue Yield: 6.225%), 7/1/2012	NR		571,425

		TOTAL			64,978,455

		Puerto Rico--2.1%
700,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series T), 6.375% (United States Treasury COL)/(Original Issue Yield: 6.58%), 7/1/2024	AAA		778,078
600,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	BBB		633,054

		TOTAL			1,411,132

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $63,780,136)			66,389,587

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--3.0%
$2,000,000		Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), Weekly VRDNs (AMBAC INS)/(Morgan Stanley, Dean Witter & Co. LIQ) (at amortized cost)	A-1+		$2,000,000

		TOTAL INVESTMENTS (IDENTIFIED COST $65,780,136)[3]			$68,389,587

Securities that are subject to alternative minimum tax represent 19.7% of the portfolio as calculated based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At February 28, 2001, these securities amounted to $1,492,736, which represents 2.2% of net assets.

3 The cost of investments for federal tax purposes amounts to $65,780,136. The net unrealized appreciation of investments on a federal tax basis amounts to $2,609,451, which is comprised of $2,992,852 appreciation and $383,401 depreciation at February 28, 2001.

Note: The categories of investments are shown as a percentage of net assets ($67,503,486) at February 28, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificates of Participation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCFA	--Pollution Control Finance Authority
PFA	--Public Facility Authority
PRF	--Prerefunded
SFM	--Single Family Mortgage
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $65,780,136)		$68,389,587
Cash		21,572
Income receivable		834,269
Receivable for shares sold		505,600

TOTAL ASSETS		69,751,028

Liabilities:
Payable for investments purchased	$1,981,857
Payable for shares redeemed	10
Income distribution payable	244,293
Accrued expenses	21,382

TOTAL LIABILITIES		2,247,542

Net assets for 6,230,892 shares outstanding		$67,503,486

Net Assets Consist of:
Paid in capital		$68,074,573
Net unrealized appreciation of investments		2,609,451
Accumulated net realized loss on investments		(3,180,538)

TOTAL NET ASSETS		$67,503,486

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($26,002,657 ÷ 2,400,170 shares outstanding)		$10.83

Offering price per share (100/95.50 of $10.83)[1]		$11.34

Redemption proceeds per share		$10.83

Class B Shares:
Net asset value per share ($41,500,829 ÷ 3,830,722 shares outstanding)		$10.83

Offering price per share		$10.83

Redemption proceeds per share (94.50/100 of $10.83)[1]		$10.23

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2001 (unaudited)

Investment Income:
Interest			$1,692,795

Expenses:
Investment adviser fee		$123,122
Administrative personnel and services fee		76,863
Custodian fees		3,109
Transfer and dividend disbursing agent fees and expenses		23,486
Directors'/Trustees' fees		1,139
Auditing fees		10,461
Legal fees		1,755
Portfolio accounting fees		31,581
Distribution services fee--Class A Shares		29,609
Distribution services fee--Class B Shares		142,024
Shareholder services fee--Class A Shares		29,609
Shareholder services fee--Class B Shares		47,341
Share registration costs		12,435
Printing and postage		9,573
Insurance premiums		677
Miscellaneous		708

TOTAL EXPENSES		543,492

Waivers and Reimbursement:
Waiver of investment adviser fee	$(123,122)
Waiver of distribution services fee--Class A Shares	(29,609)
Reimbursement of other operating expenses	(93,480)

TOTAL WAIVERS AND REIMBURSEMENT		(246,211)

Net expenses			297,281

Net investment income			1,395,514

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(46,901)
Net change in unrealized appreciation of investments			1,085,721

Net realized and unrealized gain on investments			1,038,820

Change in net assets resulting from operations			$2,434,334

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2001	Year Ended 8/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,395,514	$2,752,419
Net realized loss on investments and futures contracts	(46,901)	(1,922,128)
Net change in unrealized appreciation of investments and futures contracts	1,085,721	2,607,096

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,434,334	3,437,387

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(591,357)	(1,221,943)
Class B Shares	(804,157)	(1,530,476)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,395,514)	(2,752,419)

Share Transactions:
Proceeds from sale of shares	13,129,050	13,291,708
Net asset value of shares issued to shareholders in payment of distributions declared	563,398	1,359,213
Cost of shares redeemed	(7,269,757)	(18,941,874)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,422,691	(4,290,953)

Change in net assets	7,461,511	(3,605,985)

Net Assets:
Beginning of period	60,041,975	63,647,960

End of period	$67,503,486	$60,041,975

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2001	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$10.65	$10.49	$11.13	$10.73	$10.27	$10.13
Income From Investment Operations:
Net investment income	0.27	0.52	0.52	0.53	0.55	0.58
Net realized and unrealized gain (loss) on investments and futures contracts	0.18	0.16	(0.64)	0.40	0.46	0.14

TOTAL FROM INVESTMENT OPERATIONS	0.45	0.68	(0.12)	0.93	1.01	0.72

Less Distributions:
Distributions from net investment income	(0.27)	(0.52)	(0.52)	(0.53)	(0.55)	(0.58)

Net Asset Value, End of Period	$10.83	$10.65	$10.49	$11.13	$10.73	$10.27

Total Return[1]	4.24%	6.82%	(1.20%)	8.84%	10.11%	7.21%

Ratios to Average Net Assets:

Expenses	0.50%[2]	0.50%	0.50%	0.69%	0.66%	0.60%

Net investment income	4.99%[2]	5.08%	4.70%	4.84%	5.25%	5.61%

Expense waiver/reimbursement[3]	0.95%[2]	0.97%	1.07%	1.42%	1.97%	2.38%

Supplemental Data:

Net assets, end of period (000 omitted)	$26,003	$23,465	$28,054	$28,792	$22,000	$17,148

Portfolio turnover	3%	57%	35%	6%	29%	21%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31		Period Ended
	2/28/2001	2000	1999	8/31/1998 [1]
Net Asset Value, Beginning of Period	$10.65	$10.49	$11.13	$10.87
Income From Investment Operations:
Net investment income	0.23	0.45	0.44	0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.18	0.16	(0.64)	0.26

TOTAL FROM INVESTMENT OPERATIONS	0.41	0.61	(0.20)	0.59

Less Distributions:
Distributions from net investment income	(0.23)	(0.45)	(0.44)	(0.33)

Net Asset Value, End of Period	$10.83	$10.65	$10.49	$11.13

Total Return[2]	3.85%	6.03%	(1.92%)	5.53%

Ratios to Average Net Assets:

Expenses	1.25%[3]	1.25%	1.25%	1.40%[3]

Net investment income	4.25%[3]	4.34%	3.96%	4.14%[3]

Expense waiver/reimbursement[4]	0.70%[3]	0.72%	0.82%	1.16%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$41,501	$36,577	$35,594	$10,020

Portfolio turnover	3%	57%	35%	6%

1 Reflects operations for the period from December 1, 1997 (date of initial public investment) to August 31, 1998.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2001 (unaudited)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated California Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and personal income taxes imposed by the state of California and California municipalities.

The Fund offers two classes of shares: Class A Shares and Class B Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $1,779,290, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$ 513,799

2004	$ 218,330

2008	$1,047,161

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Futures Contracts

The Fund purchases municipal bond futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a municipal bond futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the six months ended February 28, 2001, the Fund had no outstanding future contracts.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

	Six Months Ended 2/28/2001	Year Ended 8/31/2000
Class A Shares:
Shares sold	434,785	460,522
Shares issued to shareholders in payment of distributions declared	18,789	45,692
Shares redeemed	(256,499)	(977,810)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	197,075	(471,596)

Class B Shares:
Shares sold	786,543	828,977
Shares issued to shareholders in payment of distributions declared	33,888	86,670
Shares redeemed	(423,887)	(875,128)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	396,544	40,519

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	593,619	(431,077)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares and Class B Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A	0.25%
Class B	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended February 28, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $10,720,000 and $10,220,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2001, were as follows:

Purchases	$9,706,622

Sales	$2,013,220

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2001, 32.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.1% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

J. SCOTT ALBRECHT

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated California Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313923104
Cusip 313923203

4031005 (4/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Michigan Intermediate Municipal Trust

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL REPORT

February 28, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2001 (unaudited)

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--97.9%
	Michigan--97.9%
$1,070,000	Anchor Bay, MI, School District, UT GO Q-SBLF Bonds (Series 1999I), 5.75% (Original Issue Yield: 5.80%), 5/1/2014	AAA		$1,185,635
500,000	Avondale, MI, School District, UT GO Q-SBLF Refunding Bonds, 6.75% (Original Issue Yield: 6.95%), 5/1/2014	AA+		507,860
1,090,000	Boyne City, MI, Public School District, UT GO Bonds, 5.60% (Original Issue Yield: 5.70%), 5/1/2014	AAA		1,157,929
2,050,000	Caledonia, MI, Community Schools, UT GO Q-SBLF Bonds, 5.40% (Original Issue Yield: 5.48%), 5/1/2018	AAA		2,105,801
1,775,000	Charles Stewart Mott Community College, MI, Building & Improvement UT GO Bonds, 5.50% (Original Issue Yield: 5.63%), 5/1/2018	AAA		1,838,882
460,000	Detroit, MI, Economic Development Corp., Resource Recovery Revenue Bonds (Series A), 6.875% (FSA INS)/(Original Issue Yield: 7.00%), 5/1/2009	AAA		470,980
1,335,000	Detroit, MI, Refunding UT GO Bonds, 5.75% (FSA INS)/(Original Issue Yield: 4.93%), 4/1/2010	AAA		1,453,655
1,000,000	Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (FSA INS)/(Original Issue Yield: 5.16%), 4/1/2019	AAA		984,170
3,000,000	Detroit, MI, Water Supply System, Revenue Refunding Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.10%), 7/1/2002	AAA		3,097,500
1,000,000	Detroit/Wayne County, MI, Stadium Authority, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.55%), 2/1/2011	AAA		1,053,920
1,000,000	Eastern Michigan University, Revenue Bonds, 6.10% (Original Issue Yield: 6.15%), 6/1/2004	AAA		1,039,640
1,000,000	Ecorse, MI, Public School District, UT GO Bonds, 5.50% (Original Issue Yield: 5.59%), 5/1/2017	AAA		1,036,190
250,000	Garden City, MI, School District, UT GO Refunding Bonds, 5.90% (FSA INS), 5/1/2005	AAA		267,465
565,000	Garden City, MI, School District, UT GO Refunding Bonds, 6.00% (FSA INS), 5/1/2006	AAA		606,126
515,000	Garden City, MI, School District, UT GO Refunding Bonds, 6.10% (FSA INS), 5/1/2007	AAA		554,011
1,650,000	Hartland, MI, Consolidated School District, UT GO Bonds, 5.75%, 5/1/2010	AA+		1,834,321
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,375,000	Howell, MI, Public Schools, Refunding UT GO Bonds (Series 2001), 5.25%, 5/1/2014	AAA		$1,431,554
2,000,000	Howell, MI, Public Schools, UT GO Bonds, 5.875% (MBIA INS)/(Original Issue Yield: 5.95%), 5/1/2022	AAA		2,233,300
150,000	Huron Valley, MI, School District, UT GO Bonds, 6.50% (United States Treasury PRF), 5/1/2002 (@102)	NR		153,765
465,000	Ingham County MI, Sewer Authority, Revenue Bonds, Project #4, Delhi Charter Township, 5.90%, 11/1/2005	AA-		477,378
2,000,000	Jackson County, MI, Public Schools, UT GO Q-SBLF Bonds, 5.60% (Original Issue Yield: 5.70%), 5/1/2019	AAA		2,083,840
265,000	Kent Hospital Finance Authority, MI, Hospital Revenue Refunding Bonds, 6.30% (Pine Rest Christian Hospital)/(FGIC INS)/(Original Issue Yield: 6.40%), 11/1/2003	AAA		274,813
415,000	Kent Hospital Finance Authority, MI, Hospital Revenue Refunding Bonds, 6.30% (Pine Rest Christian Hospital)/(FGIC INS)/(Original Issue Yield: 6.45%), 11/1/2004	AAA		430,367
2,000,000	Lake Orion, MI, School District, UT GO Q-SBLF Refunding Bonds, 6.05% (AMBAC INS), 5/1/2002	AAA		2,061,200
1,500,000	Lakeshore, MI, Public Schools, UT GO Bonds, 5.70% (Original Issue Yield: 5.92%), 5/1/2022	AAA		1,623,915
1,000,000	Lanse Creuse, MI, Public Schools, UT GO Bonds (Series 2000), 5.40% (Original Issue Yield: 5.50%), 5/1/2016	AA+		1,034,650
750,000	Livonia, MI, Public School District, UT GO Bonds (Series I), 6.00%, 5/1/2001	AA+		753,427
1,000,000	Madison, MI, District Public Schools, Refunding UT GO Bonds, 5.50%, 5/1/2015	AAA		1,047,140
1,000,000	Marquette, MI, Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 1996D), 5.30% (Marquette General Hospital, MI), 4/1/2005	AAA		1,050,700
2,000,000	Mattawan, MI, Consolidated School District, UT GO Bonds, 5.65% (Original Issue Yield: 5.67%), 5/1/2018	AAA		2,101,640
1,350,000	Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds (Series XVII-A), 5.65% (AMBAC INS), 6/1/2010	AAA		1,420,699
2,190,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.625% (Drinking Water Revolving Fund), 10/1/2013	AA+		2,386,158
1,000,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.75% (Clean Water Revolving Fund), 10/1/2015	AAA		1,087,950
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,500,000	Michigan Municipal Bond Authority, Revenue Refunding Q-SBLF Bonds (Series A), 6.00%, (Original Issue Yield: 6.10%), 5/1/2002	AA+		$1,544,670
3,000,000	Michigan Public Power Agency, Revenue Refunding Bonds (Series A), Belle River Project, 5.70% (Original Issue Yield: 5.80%), 1/1/2003	AA-		3,107,070
1,000,000	Michigan State Comprehensive Transportation Board, Revenue Refunding Bonds (Series B), 5.50% (Original Issue Yield: 5.60%), 5/15/2002	AA		1,024,910
1,000,000	Michigan State Comprehensive Transportation Board, Revenue Refunding Bonds (Series B), 6.00% (Original Issue Yield: 6.05%), 5/15/2007	AA		1,045,340
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.90% (AMBAC INS)/(St. John Hospital)/(Original Issue Yield: 5.05%), 5/15/2013	AAA		1,028,390
1,175,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 6.00% (Trinity Healthcare Credit Group)/(Original Issue Yield: 6.14%), 12/1/2020	AA-		1,218,733
1,000,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	A1		964,150
1,325,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1997W), 5.00% (Mercy Health Services)/(Original Issue Yield: 5.26%), 8/15/2011	AA-		1,381,180
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group), 11/15/2011	AAA		2,210,180
415,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series A), 6.15% (Crittenton Hospital, MI), 3/1/2001	A+		415,071
440,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series A), 6.25% (Crittenton Hospital, MI), 3/1/2002	A+		449,464
500,000	Michigan State Hospital Finance Authority, Revenue Bonds, Providence Hospital, 7.00% (Daughters of Charity)/(Original Issue Yield: 7.04%), 11/1/2021	Aa2		521,730
1,500,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.50% (St. John Hospital)/(Original Issue Yield: 5.80%), 5/15/2001	A1		1,506,660
800,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.95% (FGIC INS)/(Oakwood Obligated Group)/(Original Issue Yield: 6.05%), 5/1/2002	AAA		822,088
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$575,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 6.30% (Sparrow Obligated Group)/(MBIA INS), 11/15/2003	AAA		$596,166
1,000,000	Michigan State Housing Development Authority (Series A), Rental Housing Revenue Bonds, 5.55%, 4/1/2004	AAA		1,041,840
575,000	Michigan State Housing Development Authority, LO Multifamily Housing Revenue Refunding Bonds (Series 2000A), 6.30% (Oakbrook Villa Townhomes)/(GNMA COL), 7/20/2019	Aaa		606,343
500,000	Michigan State Housing Development Authority, Revenue Bonds (Series A), 5.90%, 12/1/2005	AA+		517,905
430,000	Michigan State Housing Development Authority, Revenue Bonds (Series A), 6.25%, 6/1/2002	AA+		437,031
200,000	Michigan State Housing Development Authority, Revenue Bonds (Series A), 7.00%, 12/1/2005	AA+		204,436
280,000	Michigan State Housing Development Authority, Revenue Bonds (Series B), 6.30%, 12/1/2003	AA+		287,969
1,000,000	Michigan State Housing Development Authority, Revenue Bonds (Series E), 5.55%, 12/1/2007	AA+		1,071,720
60,000	Michigan State Housing Development Authority, SFM Revenue Bonds (Series B), 6.95%, 12/1/2020	AA+		62,029
250,000	Michigan Strategic Fund, LT Obligation Revenue Refunding Bonds (Series A), 7.10% (Ford Motor Co.)/(Original Issue Yield: 7.127%), 2/1/2006	A		281,410
500,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 1998), 5.30% (Porter Hills Presbyterian Village, Inc.)/(Original Issue Yield: 5.422%), 7/1/2018	A		475,630
1,250,000	Milan, MI, Area Schools, UT GO Bonds (Series 2000A), 5.75% (Original Issue Yield: 5.86%), 5/1/2020	AAA		1,322,463
4,250,000	Monroe County, MI, Pollution Control Authority, PCR Revenue Bonds (Series A), 6.35% (Detroit Edison Co.)/(AMBAC INS), 12/1/2004	AAA		4,595,738
1,200,000	Newaygo, MI, Public Schools, UT GO Q-SBLF Bonds, 5.50%, 5/1/2014	AAA		1,280,472
300,000	Oakland & Washtenaw Counties, MI, Revenue Bonds, 6.65% (Oakland Community College District)/(Original Issue Yield: 6.743%), 5/1/2011	AA-		315,978
1,765,000	Oakland County, MI, EDC, LT Obligation Revenue Bonds (Series 1997), 5.50% (Lutheran Social Services of Michigan)/(First of America Bank LOC), 6/1/2014	Aa3		1,807,766
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$250,000	Oakland County, MI, LT GO Bonds, Evergreen-Farmington Sewer Disposal, 6.30%, 5/1/2005	AAA		$252,410
1,130,000	Oakland University, MI, Revenue Bonds, 5.75% (MBIA INS)/(Original Issue Yield: 5.835%), 5/15/2015	AAA		1,194,037
610,000	Okemos, MI, Public School District, UT GO Q-SBLF Refunding Bonds, 6.00%, 5/1/2002	AA+		627,830
1,000,000	PawPaw, MI, Public School District, School Building & Site UT GO Q-SBLF Bonds, 5.50% (Original Issue Yield: 5.60%), 5/1/2020	AAA		1,031,530
400,000	Plymouth-Canton, MI, Community School District, UT GO Q-SBLF Bonds (Series C), 6.00% (Original Issue Yield: 6.10%), 5/1/2003	AA+		419,476
500,000	Plymouth-Canton, MI, Community School District, UT GO Q-SBLF Refunding Bonds (Series B), 6.80% (United States Treasury PRF)/(Original Issue Yield: 6.90%), 5/1/2017 (@101)	AA+		507,900
570,000	Riverview, MI, Community School District, UT GO Q-SBLF Bonds, 6.20% (United States Treasury PRF), 5/1/2003 (@102)	AAA		596,585
615,000	Riverview, MI, Community School District, UT GO Q-SBLF Bonds, 6.20% (United States Treasury PRF), 5/1/2004 (@102)	AAA		643,684
350,000	Rochester, MI, Community School District, UT GO Q-SBLF Bonds, 6.50% (United States Treasury PRF)/(Original Issue Yield: 6.60%), 5/1/2007 (@100)	AA+		362,310
250,000	Rochester, MI, Community School District, UT GO Q-SBLF Bonds, 6.50% (United States Treasury PRF)/(Original Issue Yield: 6.75%), 5/1/2011 (@100)	AA+		258,793
1,170,000	Romulus, MI, Community Schools, UT GO Bonds, 6.00% (Original Issue Discount: 5.40%), 5/1/2011	AAA		1,316,519
1,500,000	Saginaw, MI, Hospital Finance Authority, Refunding Revenue Bonds (Series 1999E), 5.625% (Covenant Medical Center, Inc.), 7/1/2013	AAA		1,602,075
2,000,000	Saline, MI, Area Schools, UT GO Q-SBLF Bonds (Series 2000A), 5.75%, 5/1/2018	AAA		2,138,760
1,000,000	Sault Ste Marie, MI, Area Public Schools, UT GO Bonds, 5.375% (FGIC INS)/(Original Issue Yield: 5.65%), 5/1/2019	AAA		1,017,790
270,000	Shelby Charter Townships, MI, Building Authority, Revenue Bonds, 6.25% (Original Issue Yield: 6.45%), 11/1/2006	AAA		280,525
230,000	Shelby Charter Townships, MI, Building Authority, Revenue Bonds, 6.25% (Original Issue Yield: 6.50%), 11/1/2007	AAA		238,965
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$675,000	South Lyon, MI, Community School District, UT GO Q-SBLF Bonds (Series A), 5.75% (Original Issue Yield: 5.85%), 5/1/2019	AA+		$719,253
1,500,000	University of Michigan, Hospital Revenue Refunding Bonds (Series A), 5.70% (Original Issue Yield: 5.80%), 12/1/2004	AA		1,575,090
1,000,000	Utica, MI, Community Schools, UT GO Q-SBLF Bonds, 4.70% (Original Issue Yield: 4.80%), 5/1/2015	AAA		979,570
1,000,000	Waverly, MI, Community Schools, School Building and Site UT GO Bonds (Series 2000), 5.75% (FGIC INS)/(Original Issue Discount: 5.42%), 5/1/2015	AAA		1,078,610
1,000,000	Wayne County, MI, Airport Revenue Bonds (Series 1998A), 5.00% (MBIA INS)/(Detroit Metropolitan Wayne County Airport)/(Original Issue Yield: 5.29%), 12/1/2019	AAA		965,110
1,000,000	Wayne County, MI, Building Authority, LT GO Capital Improvement Bonds, 5.35% (MBIA INS)/(Original Issue Yield: 5.40%), 6/1/2009	AAA		1,067,560
1,000,000	West Branch Rose City, MI, Area School District, UT GO Bonds, 5.50% (Original Issue Yield: 5.60%), 5/1/2017	AAA		1,036,190
885,000	Wyandotte, MI, Electric Authority, Revenue Refunding Bonds, 6.10%, 10/1/2002	AAA		920,188
1,000,000	Wyandotte, MI, Electric Authority, Revenue Refunding Bonds, 6.25% (Original Issue Yield: 6.628%), 10/1/2017	AAA		1,053,340

	TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $90,599,186)			94,875,213

	SHORT-TERM MUNICIPALS--0.8%
	Michigan--0.7%
700,000	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT) (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	Aaa		700,000

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPALS--continued
	Puerto Rico--0.1%
$100,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), Weekly VRDNs (AMBAC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	A-1+		$100,000

	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			800,000

	TOTAL INVESTMENTS (IDENTIFIED COST $91,399,186)[2]			$95,675,213

Securities that are subject to alternative minimum tax represent 7.8% of the portfolio as calculated based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $91,399,186. The net unrealized appreciation of investments on a federal tax basis amounts to $4,276,027, which is comprised of $4,376,505 appreciation and $100,478 depreciation at February 28, 2001.

Note: The categories of investments are shown as a percentage of net assets ($96,953,983) at February 28, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
INS	--Insured
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PRF	--Prerefunded
Q-SBLF	--Qualified State Bond Loan Fund
SFM	--Single Family Mortgage
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $91,399,186)		$95,675,213
Cash		2,809
Income receivable		1,676,166
Receivable for shares sold		5,000

TOTAL ASSETS		97,359,188

Liabilities:
Income distribution payable	$395,309
Accrued expenses	9,896

TOTAL LIABILITIES		405,205

Net assets for 8,898,985 shares outstanding		$96,953,983

Net Assets Consist of:
Paid in capital		$94,131,386
Net unrealized appreciation of investments		4,276,027
Accumulated net realized loss on investments		(1,453,430)

TOTAL NET ASSETS		$96,953,983

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($96,953,983 ÷ 8,898,985 shares outstanding)		$10.89

Offering price per share (100/97.00 of $10.89)[1]		$11.23

Redemption proceeds per share		$10.89

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2001 (unaudited)

Investment Income:
Interest			$2,528,964

Expenses:
Investment adviser fee		$183,787
Administrative personnel and services fee		61,986
Custodian fees		3,427
Transfer and dividend disbursing agent fees and expenses		12,581
Directors'/Trustees' fees		1,065
Auditing fees		4,212
Legal fees		1,681
Portfolio accounting fees		26,680
Shareholder services fee		114,867
Share registration costs		9,273
Printing and postage		6,481
Insurance premiums		598
Miscellaneous		1,606

TOTAL EXPENSES		428,244

Waivers:
Waiver of investment adviser fee	$(113,784)
Waiver of shareholder services fee	(82,704)

TOTAL WAIVERS		(196,488)

Net expenses			231,756

Net investment income			2,297,208

Realized and Unrealized Gain on Investments:
Net realized gain on investments			142,560
Net change in unrealized appreciation of investments			2,112,041

Net realized and unrealized gain on investments			2,254,601

Change in net assets resulting from operations			$4,551,809

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2001	Year Ended 8/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,297,208	$3,998,673
Net realized gain (loss) on investments	142,560	(574,805)
Net change in unrealized appreciation of investments	2,112,041	941,377

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,551,809	4,365,245

Distributions to Shareholders:
Distributions from net investment income	(2,297,208)	(3,998,673)

Share Transactions:
Proceeds from sale of shares	11,944,468	33,241,228
Net asset value of shares issued to shareholders in payment of distributions declared	381,189	848,763
Cost of shares redeemed	(6,803,149)	(19,789,572)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,522,508	14,300,419

Change in net assets	7,777,109	14,666,991

Net Assets:
Beginning of period	89,176,874	74,509,883

End of period	$96,953,983	$89,176,874

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2001	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$10.64	$10.62	$11.09	$10.85	$10.70	$10.80
Income From Investment Operations:
Net investment income	0.27	0.53	0.53	0.53	0.54	0.36
Net realized and unrealized gain (loss) on investments	0.25	0.02	(0.47)	0.24	0.15	(0.10)

TOTAL FROM INVESTMENT OPERATIONS	0.52	0.55	0.06	0.77	0.69	0.26

Less Distributions:
Distributions from net investment income	(0.27)	(0.53)	(0.53)	(0.53)	(0.54)	(0.36)

Net Asset Value, End of Period	$10.89	$10.64	$10.62	$11.09	$10.85	$10.70

Total Return[1]	4.91%	5.39%	0.47%	7.27%	6.59%	4.13%

Ratios to Average Net Assets:

Expenses	0.50%[2]	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	5.00%[2]	5.07%	4.81%	4.85%	5.00%	4.99%

Expense waiver/reimbursement[3]	0.43%[2]	0.52%	0.50%	0.55%	0.59%	0.63%

Supplemental Data:

Net assets, end of period (000 omitted)	$96,954	$89,177	$74,510	$77,731	$67,592	$62,785

Portfolio turnover	5%	40%	17%	15%	12%	7%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2001 (unaudited)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax (federal income tax does not include the federal alternative minimum tax) and the personal income taxed imposed by the state of Michigan and Michigan municipalities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $1,454,240, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$649,939

2008	$804,301

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended 2/28/2001	Year Ended 8/31/2000
Shares sold	1,113,479	3,176,401
Shares issued to shareholders in payment of distributions declared	35,623	81,072
Shares redeemed	(634,357)	(1,887,175)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	514,745	1,370,298

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended February 28, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $14,665,000 and $15,690,810, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2001, were as follows:

Purchases	$9,947,202

Sales	$4,913,506

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2001, 31.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.6% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

J. SCOTT ALBRECHT

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Michigan Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313923302

3032602 (4/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated North Carolina Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL REPORT

February 28, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2001 (unaudited)

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--98.9%
	North Carolina--98.0%
$1,190,000	Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (FSA INS)/(Original Issue Yield: 5.65%), 7/15/2025	AAA		$1,252,106
1,000,000	Asheville, NC, Housing Authority, Multifamily Housing Revenue Bonds, 5.625%, TOBs (Oak Knoll Apartments Project)/(FNMA GTD) 9/1/2033	AAA		1,011,750
600,000	Asheville, NC, Water Systems, Revenue Bonds (Series 2001), 5.00% (Original Issue Yield: 5.17%), 8/1/2025	AAA		588,120
500,000	Broad River, NC, Water Authority, Water System Revenue Bonds (Series 2000), 5.375% (Original Issue Yield: 5.55%), 6/1/2026	Aaa		509,695
500,000	Catawba County, NC, GO UT Bonds, 5.75%, 6/1/2007	AA-		533,120
500,000	Catawba County, NC, Hospital Revenue Refunding Bonds, 5.95% (Catawba Memorial Hospital)/(United States Treasury PRF)/(Original Issue Yield: 6.00%), 10/1/2005 (@102)	AAA		528,490
2,000,000	Charlotte, NC, Airport Revenue Bonds (Series B), 5.875% (MBIA INS)/(Original Issue Yield: 5.95%), 7/1/2019	AAA		2,112,200
1,000,000	Charlotte, NC, COP, 5.50% (Charlotte Convention Facilities Project)/(Original Issue Yield: 5.70%), 12/1/2020	AA+		1,040,710
2,000,000	Cumberland County, NC, Finance Corp. Installment Payment Revenue Bonds (Series 1999), 5.50% (Detention Center & Mental Health Facility Project)/(FSA INS)/(Original Issue Yield: 5.75%), 6/1/2019	AAA		2,187,700
1,000,000	Cumberland County, NC, GO UT Bonds, 5.70% (Original Issue Yield: 5.78%), 3/1/2017	AA-		1,079,840
1,000,000	Durham County, NC, Multifamily Housing Revenue Bonds, 5.65% TOBs (Alston Village Apartments)/(FNMA GTD), 3/1/2034	AAA		1,016,070
1,000,000	Fayetteville, NC, Public Works Commission, Revenue Bonds (Series 1999), 5.70% (Original Issue Yield: 5.79%), 3/1/2019	AAA		1,063,040
250,000	Fayetteville, NC, Public Works Commission, Revenue Bonds (Series B), 5.90% (FSA INS)/(Original Issue Yield: 6.00%), 3/1/2007	AAA		259,327
900,000	Gastonia, NC, Combined Utilities System, Water & Sewer Revenue Bonds, 5.625% (Original Issue Yield: 5.85%), 5/1/2019	AAA		947,664
750,000	Harnett County, NC, COP, 5.50%, 12/1/2015	AAA		795,922
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	North Carolina--continued
$1,000,000	Haywood County, NC, Industrial Facilities & PCFA, Revenue Refunding Bonds, 6.40% (Champion International Corp. Project)/(Original Issue Yield: 6.42%), 11/1/2024	Baa1		$1,017,290
1,000,000	Henderson County, NC, COP, 5.00% (Henderson County School Project)/(Original Issue Yield: 5.10%), 3/1/2021	AAA		983,730
1,000,000	High Point, NC, Public Improvement GO UT Bonds (Series 2000B), 5.50% (Original Issue Yield: 5.67%), 6/1/2018	AA		1,056,540
250,000	Iredell County, NC, COP, 6.125% (FGIC INS)/(Original Issue Yield: 6.23%), 6/1/2007	AAA		262,375
1,500,000	Martin County, NC, IFA (Series 1995), Solid Waste Disposal Revenue Bonds, 6.00% (Weyerhaeuser Co.), 11/1/2025	A		1,464,960
500,000	Mooresville, NC, Grade School District Facilities Corp., COP, 6.30% (AMBAC INS)/(Original Issue Yield: 6.348%), 10/1/2009	AAA		530,130
1,000,000	New Hanover County, NC, COP, 5.00% (AMBAC LOC)/(Original Issue Yield: 5.28%), 12/1/2020	AAA		988,180
500,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%, 1/1/2019	BBB		535,115
995,000	North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A), 5.55%, 1/1/2019	AA		1,013,398
995,000	North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A), 6.10%, 1/1/2018	AA		1,051,596
500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.875% (Presbyterian Homes Project)/(Original Issue Yield: 7.00%), 10/1/2021	NR		504,520
625,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland Memorial Hospital Project)/(Asset Guaranty INS)/(Original Issue Yield: 5.593%), 10/1/2019	AA		636,387
1,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	A		1,039,770
1,000,000	North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast Medical Center Project)/(AMBAC INS)/(Original Issue Yield: 5.74%), 11/1/2025	AAA		1,031,290
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	North Carolina--continued
$1,000,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional Medical Center)/(Original Issue Yield: 6.25%), 6/1/2019	A		$1,031,390
200,000	North Carolina Medical Care Commission, Revenue Bonds, 5.95% (Presbyterian Health Services Corp. PRF)/(Original Issue Yield: 6.00%), 10/1/2007 (@102)	A1		211,332
1,000,000	North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 1999B), 6.50% (Catawba Electric)/(Original Issue Yield: 6.73%), 1/1/2020	BBB+		1,050,310
1,735,000	North Carolina Municipal Power Agency No. 1, Revenue Bonds, 10.50% (Catawba Electric)/(United States Treasury COL), 1/1/2010	AAA		2,271,150
500,000	North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds, 5.75% (Catawba Electric)/(AMBAC INS)/(Original Issue Yield 5.80%), 1/1/2002	AAA		509,915
1,200,000	Piedmont Triad, NC, Airport Authority, Airport Revenue Bonds (Series 1999A), 5.875% (Original Issue Yield: 6.02%), 7/1/2019	AAA		1,288,524
1,000,000	Pitt County, NC, COP (Series 2000B), 5.50% (School Facilities Project)/(Original Issue Yield: 5.63%), 4/1/2025	AAA		1,033,090
1,500,000	Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(United States Treasury COL)/(Original Issue Yield: 5.85%), 12/1/2021	Aaa		1,513,890
1,000,000	Raleigh, NC, Combined Enterprise System, Revenue Bonds (Serie 2001), 4.75% (Original Issue Yield: 5.00%), 3/1/2026	AAA		938,090
2,000,000	Randolph County, NC, COP (Series 2000), 5.60% (Original Issue Yield: 5.77%), 6/1/2018	AAA		2,098,320
500,000	Rowan County, NC, GO UT Bonds, 5.60% (MBIA INS), 4/1/2009	AAA		534,580
600,000	Wake County, NC, Industrial Facilities & PCFA, Revenue Bonds, 6.90% (Carolina Power & Light Co.), 4/1/2009	BBB+		613,500
2,050,000	Wilmington, NC, COP (Series A), 5.35% (Original Issue Yield: 5.45%) 6/1/2024	AAA		2,085,916
500,000	Wilmington, NC, Water & Sewer System, Revenue Bonds (Series 1999), 5.625% (Original Issue Yield: 5.76%), 6/1/2018	Aaa		528,705
1,000,000	Wilson, NC, UT GO Bonds, 5.10% (Original Issue Yield: 5.29%), 6/1/2020	AAA		1,006,650

	TOTAL			43,756,397

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Puerto Rico--0.9%
$400,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	BBB		$422,036

	TOTAL INVESTMENTS (IDENTIFIED COST $42,110,998)[2]			$44,178,433

Securities that are subject to alternative minimum tax represents 20.6% of the fund's portfolio calculated based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $42,110,998. The net unrealized appreciation of investments on a federal tax basis amounts to $2,067,435 which is comprised of $2,117,193 appreciation and $49,758 depreciation at February 28, 2001.

Note: The categories of investments are shown as a percentage of net assets ($44,656,715) at February 28, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificates of Deposit
FNMA	--Federal National Mortgage Association
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
TOBs	--Tender Option Bonds
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $42,110,998)		$44,178,433
Cash		28,369
Income receivable		645,934

TOTAL ASSETS		44,852,736

Liabilities:
Income distribution payable	$175,821
Accrued expenses	20,200

TOTAL LIABILITIES		196,021

Net assets for 4,149,468 shares outstanding		$44,656,715

Net Assets Consist of:
Paid in capital		$43,304,700
Net unrealized appreciation of investments		2,067,435
Accumulated net realized loss on investments		(715,420)

TOTAL NET ASSETS		$44,656,715

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($44,656,715 ÷ 4,149,468 shares outstanding)		$10.76

Offering price per share (100/95.50 of $10.76)1		$11.27

Redemption proceeds per share		$10.76

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2001 (unaudited)

Investment Income:
Interest			$1,207,696

Expenses:
Investment adviser fee		$86,424
Administrative personnel and services fee		61,985
Custodian fees		2,117
Transfer and dividend disbursing agent fees and expenses		8,967
Directors'/Trustees' fees		951
Auditing fees		10,870
Legal fees		2,744
Portfolio accounting fees		23,421
Distribution services fee		54,015
Shareholder services fee		54,015
Share registration costs		13,267
Printing and postage		7,843
Insurance premiums		648
Miscellaneous		1,210

TOTAL EXPENSES		328,477

Waivers and Reimbursement:
Waiver of investment adviser fee	$(86,424)
Waiver of distribution services fee	(54,015)
Reimbursement of other operating expenses	(16,399)

TOTAL WAIVERS AND REIMBURSEMENT		(156,838)

Net expenses			171,639

Net investment income			1,036,057

Realized and Unrealized Gain on Investments:
Net realized gain on investments			297,468
Net change in unrealized appreciation of investments			1,030,933

Net realized and unrealized gain on investments			1,328,401

Change in net assets resulting from operations			$2,364,458

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2001	Year Ended 8/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,036,057	$1,952,929
Net realized gain (loss) on investments and futures contracts	297,468	(853,544)
Net change in unrealized appreciation of investments	1,030,933	960,631

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,364,458	2,060,016

Distributions to Shareholders:
Distributions from net investment income	(1,034,626)	(1,953,849)
Distributions from net realized gains on investments and futures contracts	--	(57,169)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,034,626)	(2,011,018)

Share Transactions:
Proceeds from sale of shares	3,588,781	7,348,556
Net asset value of shares issued to shareholders in payment of distributions declared	130,049	228,032
Cost of shares redeemed	(1,841,144)	(7,358,264)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,877,686	218,324

Change in net assets	3,207,518	267,322

Net Assets:
Beginning of period	41,449,197	41,181,875

End of period	44,656,715	41,449,197

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Three Months Ended	Year Ended May 31,
	2/28/2001	8/31/2000	8/31/1999 [1,2]	1999	1998	1997
Net Asset Value, Beginning of Period	$10.45	$10.44	$10.72	$10.89	$10.57	$10.34
Income From Investment Operations:
Net investment income	0.25	0.49	0.11	0.47	0.45	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	0.31	0.02	(0.28)	(0.07)	0.32	0.23

TOTAL FROM INVESTMENT OPERATIONS	0.56	0.51	(0.17)	0.40	0.77	0.72

Less Distributions:
Distributions from net investment income	(0.25)	(0.49)	(0.11)	(0.47)	(0.45)	(0.49)
Distributions from net realized gain on investments and futures contracts	--	(0.01)	--	(0.10)	--	--

TOTAL DISTRIBUTIONS	(0.25)	(0.50)	(0.11)	(0.57)	(0.45)	(0.49)

Net Asset Value, End of Period	$10.76	$10.45	$10.44	$10.72	$10.89	$10.57

Total Return[3]	5.44%	5.14%	(1.56%)	3.65%	7.77%	7.13%

Ratios to Average Net Assets:

Expenses	0.79%[4]	0.79%	0.64%[4]	0.52%	0.51%	0.63%

Net investment income	4.80%[4]	4.77%	4.27%[4]	4.28%	4.50%	4.60%

Expense waiver/reimbursement[5]	0.73%[4]	0.79%	1.22%[4]	0.75%	0.75%	0.75%

Supplemental Data

Net assets, end of period (000 omitted)	$44,657	$41,449	$41,182	$40,177	$36,013	$35,892

Portfolio turnover	19%	66%	40%	18%	41%	30%

1 On July 23, 1999, the CCB North Carolina Municipal Securities Fund was reorganized as a portfolio of Federated Municipal Securities Income Trust and was renamed Federated North Carolina Municipal Income Fund. In addition, the fund changed its fiscal year end from May 31, to August 31.

2 For the three months ended August 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2001(unaudited)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated North Carolina Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair values as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $598,790, which will reduce the Fund's net taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$159,344

2008	439,446

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases municipal bond futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a municipal bond futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the six months ended February 28, 2001, the Fund had no outstanding futures contracts.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial (without par value). Transactions in shares were as follows:

	Six Months Ended 2/28/2001	Year Ended 8/31/2000
Shares sold	343,924	719,365
Shares issued to shareholders in payment of distributions declared	12,333	22,296
Shares redeemed	(173,261)	(719,002)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	182,996	22,659

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended February 28, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $11,865,000 and $12,140,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2001, were as follows:

Purchases	$10,583,702

Sales	$8,122,854

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2001, 35.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.8% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

J. SCOTT ALBRECHT

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated North Carolina Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313923500

G02671-04 (4/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated New York Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL REPORT

February 28, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2001 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--96.5%
		New York--96.5%
$500,000		Albany, NY, IDA, Civic Facility Revenue Bonds (Series A), 5.75% (Albany Law School)/(Asset Guaranty INS)/(Original Issue Yield: 5.83%), 10/1/2030	AA		$521,110
500,000		Amherst, NY, IDA, Civic Facility Revenue Bonds (Series 2000B), 5.75% (UBF Faculty-Student Housing Corp.)/(Original Issue Yield: 5.82%), 8/1/2025	AAA		530,750
1,005,000		Carthage, NY, CSD, UT GO Bonds, 5.25% (Original Issue Yield: 5.48%), 6/15/2020	Aaa		1,016,477
500,000		Essex County, NY, IDA, Solid Waste Disposal Revenue Bonds (Series A), 5.80% (International Paper Co.), 12/1/2019	BBB+		491,815
700,000		Long Island Power Authority, Revenue Bonds (Original Issue Yield: 5.95%), 6/1/2027	AAA		175,574
305,000		Nassau County, NY, IDA, Civic Facility Revenue Bonds, 6.85% (Hofstra University), 1/1/2012	A		344,193
330,000		Nassau County, NY, IDA, Civic Facility Revenue Bonds, 6.85% (Hofstra University), 1/1/2013	A		372,405
500,000		New York City, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, 5.50% (Original Issue Yield: 5.66%), 6/15/2033	AA		514,815
1,000,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 1995), 6.30% (College of New Rochelle)/(Original Issue Yield: 6.45%), 9/1/2015	Baa2		1,064,510
445,000		New York City, NY, IDA, Civic Facility Revenue Bonds, 7.00% (Mt. St. Vincent College), 5/1/2008	NR		473,978
400,000		New York City, NY, IDA, IDRB (Series 1997), 5.75% (Brooklyn Navy Yard Cogeneration Partners LP Project)/(Original Issue Yield: 5.81%), 10/1/2036	BBB-		371,284
1,000,000		New York City, NY, IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	BBB+		902,500
750,000		New York City, NY, IDA, Special Facilities Revenue Bonds, 6.90% (American Airlines), 8/1/2024	BBB-		788,895
500,000		New York City, NY, GO UT Bonds (Series B), 7.25% (Original Issue Yield: 7.55%), 8/15/2019	A-		563,780
500,000		New York State Dormitory Authority, Educational Facilities Revenue Bonds (Series B), 5.50% (State University of New York)/(Original Issue Yield: 5.61%), 5/15/2021	AA-		513,225
1,000,000		New York State Dormitory Authority, Insured Revenue Bonds (Series 1999), 6.00% (Pratt Institute)/(Asset Guaranty INS), 7/1/2020	AA		1,074,470
900,000		New York State Dormitory Authority, Revenue Bonds (Series A), 6.50% (University of Rochester, NY)/(Original Issue Yield: 6.582%), 7/1/2019	A+		982,917
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$250,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Manhattan College)/(Original Issue Yield: 5.30%), 7/1/2020	AA		$241,123
500,000		New York State Dormitory Authority, Revenue Bonds, 5.25% (Canisius College)/(Original Issue Yield: 5.28%), 7/1/2030	AAA		501,450
500,000		New York State Dormitory Authority, Revenue Bonds, 6.25% (Nyack Hospital)/(Original Issue Yield: 6.50%), 7/1/2013	Baa2		506,960
1,000,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds, 6.10% (Occidental Petroleum Corp.)/(Original Issue Yield: 6.214%), 11/1/2030	BBB-		988,410
900,000		New York State Environmental Facilities Corp., Water Facilities Revenue Refunding Bonds (Series A), 6.30% (Spring Valley Water Co., NY)/(AMBAC INS), 8/1/2024	AAA		949,905
115,000		New York State HFA (Series A), Service Contract Obligation Revenue Bonds, 6.375% (Original Issue Yield: 6.45%), 9/15/2015	AA-		124,539
1,000,000		New York State Medical Care Facilities Finance Agency, FHA-Mortgage Revenue Bonds (Series A), 6.50% (Lockport Memorial Hospital, NY)/(FHA INS), 2/15/2035	AA		1,065,990
1,000,000		New York State Medical Care Facilities Finance Agency, Revenue Bonds (Series B), 6.60% (FHA INS)/(Original Issue Yield: 6.625%), 8/15/2034	AA		1,096,130
2,000,000		New York State Mortgage Agency, Revenue Bonds (Series 40A), 6.70%, 4/1/2025	Aa1		2,087,700
400,000	[2]	Niagara Falls, NY, CSD, COP (Series 1998), 5.375% (Original Issue Yield: 5.42%), 6/15/2028	BBB-		391,172
500,000		Port Authority of New York and New Jersey, Revenue Bonds (Series 96), 6.60% (FGIC INS)/(Original Issue Yield: 6.65%), 10/1/2023	AAA		542,250
500,000		Suffolk County, NY, IDA, IDRB (Series 1998), 5.50% (Nissequogue Cogen Partners Facility)/(Original Issue Yield: 5.528%), 1/1/2023	NR		438,625
500,000		Ulster Tobacco Asset Securitization Corp. NY, Tobacco Settlement Asset Backed Revenue Bonds, 6.00% (Original Issue Yield: 6.12%), 6/1/2040	A1		506,645
500,000		Yonkers, NY, IDA, Civic Facility Revenue Bonds (Series 2001B), 7.125% (St. John's Riverside Hospital), 7/1/2031	BBB-		500,705

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $19,779,687)			20,644,302

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--2.3%
		New York--1.4%
$300,000		New York City, NY, IDA, IDRB, Daily VRDNs (Nippon Cargo Airlines Co.)/(Industrial Bank of Japan Ltd., Tokyo LOC)	A-2		$300,000

		Puerto Rico--0.9%
200,000		Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), Weekly VRDNs (AMBAC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	A-1+		200,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST $500,000)			500,000

		TOTAL INVESTMENTS (IDENTIFIED COST $20,279,687)[3]			$21,144,302

Securities subject to alternative minimum tax represents 32.7% of the fund's portfolio based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At February 28, 2001, these securities amounted to $391,172 which represents 1.8% of net assets.

3 The cost of investments for federal tax purposes amounts to $20,279,687. The net unrealized appreciation of investments on a federal tax basis amounts to $864,615 which is comprised of $1,053,040 appreciation and $188,425 depreciation at February 28, 2001.

Note: The categories of investments are shown as a percentage of net assets ($21,395,436) at February 28, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COP	--Certificates of Participation
CSD	--Central School District
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
GO	--General Obligation
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LP	--Limited Partnership
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $20,279,687)		$21,144,302
Cash		50,048
Income receivable		279,442
Prepaid expense		21,252

TOTAL ASSETS		21,495,044

Liabilities:
Income distribution payable	$88,431
Accrued expenses	11,177

TOTAL LIABILITIES		99,608

Net assets for 2,017,913 shares outstanding		$21,395,436

Net Assets Consist of:
Paid in capital		$21,641,623
Net unrealized appreciation of investments		864,615
Accumulated net realized loss on investments		(1,110,802)

TOTAL NET ASSETS		$21,395,436

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($21,395,436 ÷ 2,017,913 shares outstanding)		$10.60

Offering price per share (100/95.50 of $10.60)[1]		$11.10

Redemption proceeds per share		$10.60

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2001 (unaudited)

Investment Income:
Interest			$636,266

Expenses:
Investment adviser fee		$42,386
Administrative personnel and services fee		61,987
Custodian fees		996
Transfer and dividend disbursing agent fees and expenses		11,731
Directors'/Trustees' fees		933
Auditing fees		5,788
Legal fees		1,611
Portfolio accounting fees		23,492
Distribution services fee		52,982
Shareholder services fee		26,491
Share registration costs		7,417
Printing and postage		8,032
Insurance premiums		593
Miscellaneous		657

TOTAL EXPENSES		245,096

Waivers and Reimbursement:
Waiver of investment adviser fee	$(42,386)
Waiver of distribution services fee	(51,920)
Waiver of shareholder services fee	(1,062)
Reimbursement of other operating expenses	(52,834)

TOTAL WAIVERS AND REIMBURSEMENT		(148,202)

Net expenses			96,894

Net investment income			539,372

Realized and Unrealized Gain on Investments:
Net realized gain on investments			180,791
Net change in unrealized appreciation of investments			459,329

Net realized and unrealized gain on investments			640,120

Change in net assets resulting from operations			1,179,492

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2001	Year Ended 8/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$539,372	$1,171,279
Net realized gain (loss) on investments	180,791	(260,390)
Net change in unrealized appreciation of investments	459,329	44,903

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,179,492	955,792

Distributions to Shareholders:
Distributions from net investment income	(539,372)	(1,171,279)

Share Transactions:
Proceeds from sale of shares	1,762,961	2,308,979
Net asset value of shares issued to shareholders in payment of distributions declared	152,952	367,239
Cost of shares redeemed	(2,552,287)	(5,415,901)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(636,374)	(2,739,683)

Change in net assets	3,746	(2,955,170)

Net Assets:
Beginning of period	21,391,690	24,346,860

End of period	$21,395,436	$21,391,690

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2001	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$10.29	$10.36	$11.00	$10.62	$10.17	$10.13
Income From Investment Operations:
Net investment income	0.26	0.53	0.53	0.54	0.56	0.58
Net realized and unrealized gain (loss) on investments	0.31	(0.07)	(0.64)	0.38	0.45	0.04

TOTAL FROM INVESTMENT OPERATIONS	0.57	0.46	(0.11)	0.92	1.01	0.62

Less Distributions:
Distributions from net investment income	(0.26)	(0.53)	(0.53)	(0.54)	(0.56)	(0.58)

Net Asset Value, End of Period	$10.60	$10.29	$10.36	$11.00	$10.62	$10.17

Total Return[1]	5.64%	4.64%	(1.11%)	8.83%	10.13%	6.18%

Ratios to Average Net Assets:

Expenses	0.91%[2]	0.84%	0.70%	0.71%	0.66%	0.60%

Net investment income	5.09%[2]	5.23%	4.89%	4.96%	5.34%	5.62%

Expense waiver/reimbursement[3]	1.40%[2]	1.42%	1.51%	1.60%	1.75%	1.93%

Supplemental Data:

Net assets, end of period (000 omitted)	$21,395	$21,392	$24,347	$24,351	$22,386	$21,932

Portfolio turnover	22%	31%	24%	30%	59%	11%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2001 (unaudited)

ORGANIZATION

Federated Municipal Securities Income Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair values as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend included in dividend income, if any, are recorded at fair value.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $1,195,894, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$907,099

2008	$288,795

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended 2/28/2001	Year Ended 8/31/2000
Shares sold	169,526	228,986
Shares issued to shareholders in payment of distributions declared	14,752	36,413
Shares redeemed	(244,445)	(537,461)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(60,167)	(272,062)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Fund, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended February 28, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $9,055,000 and $5,855,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2001, were as follows:

Purchases	$4,678,931

Sales	$5,379,592

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2001, 27.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.2% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

J. SCOTT ALBRECHT

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated New York Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313923401

4031009 (4/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Ohio Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL REPORT

February 28, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2001 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--95.7%
		Ohio--90.2%
$1,000,000		Akron, OH, LT GO Bonds, 5.50% (Original Issue Yield: 5.64%), 12/1/2021	AA-		$1,031,470
1,000,000		Akron, OH, LT GO Bonds, 5.80% (Original Issue Yield: 5.95%), 11/1/2020	AA-		1,062,670
2,000,000		American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2001), 4.75% (Omega JV2 Project)/(AMBAC INS)/(Original Issue Yield: 5.00%), 1/1/2021	AAA		1,883,380
300,000		Bellefontaine, OH, Storm Water Utility LT GO Bonds, 7.05%, 6/1/2011	A		305,784
1,000,000		Bexley, OH, City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (Original Issue Yield: 5.13%), 12/1/2021	Aa2		982,810
1,000,000		Cleveland, OH, Airport System, Airport System Revenue Bonds (Series A), 5.00% (Original Issue Yield: 5.17%), 1/1/2022	AAA		978,520
2,500,000		Cleveland, OH, Airport System, Revenue Bonds (Series A), 6.00% (Original Issue Yield: 6.378%), 1/1/2024	AAA		2,588,225
2,000,000		Cleveland, OH, Public Power System, Revenue Bonds, First Mortgage (Series A), 7.00% (MBIA INS)/(United States Treasury PRF)/(Original Issue Yield: 7.15%), 11/15/2024 (@102)	AAA		2,263,680
2,600,000		Columbus, OH, Municipal Airport Authority, Improvement Revenue Bonds, 6.25% (Port Columbus International Airport)/(Original Issue Yield: 6.35%), 1/1/2024	AAA		2,721,966
500,000		Cuyahoga County, OH, Health Care Facilities, Revenue Refunding Bonds, 5.50% (Benjamin Rose Institute Project)/(Original Issue Yield: 5.75%), 12/1/2028	BBB-		398,455
1,000,000		Delaware County, OH, Capital Facilities LT GO Bonds, 6.25%, 12/1/2020	AA		1,119,380
1,500,000		Franklin County, OH, Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.69%), 7/1/2021	NR		1,189,290
2,000,000		Franklin County, OH, Hospital Facility Authority, Revenue Refunding Bonds (Series A), 5.75% (Riverside United Methodist Hospital)/(Original Issue Yield: 6.10%), 5/15/2020	A1		1,962,200
1,300,000		Hamilton County, OH, Health System, Revenue Refunding Bonds, Providence Hospital, 6.875% (Franciscan Sisters of Christian Charity HealthCare Ministry, Inc.)/(Original Issue Yield: 7.05%), 7/1/2015	Baa2		1,378,910
700,000		Hamilton County, OH, Hospital Facilities Authority, Revenue Refunding & Improvement Bonds, 7.00% (Deaconess Hospital)/(Original Issue Yield: 7.046%), 1/1/2012	A-		734,216
2,000,000		Hamilton County, OH, Hospital Facilities Authority, Revenue Refunding Bonds (Series A), 6.25% (Bethesda Hospital, OH)/(Original Issue Yield: 6.55%), 1/1/2012	A		2,061,240
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$2,400,000		Hamilton County, OH, Sewer System, Improvement Revenue Bonds (Series 2000A), 5.75% (Metropolitan Sewer District of Greater Cincinnati)/(MBIA INS)/(Original Issue Yield: 5.78%), 12/1/2025	AAA		$2,547,816
2,000,000		Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.25% (AMBAC INS)/(Original Issue Yield: 5.62%), 12/1/2032	AAA		2,009,700
2,000,000		Hamilton, OH, City School District, School Improvement UT GO Bonds (Series 1999A), 5.50% (Original Issue Yield: 5.75%), 12/1/2024	AA-		2,055,300
1,000,000		Heath, OH, City School District, School Improvement UT GO Bonds (Series A), 5.50% (FGIC INS)/(Original Issue Yield: 5.635%), 12/1/2027	Aaa		1,030,360
1,010,000		Kent State University, OH, General Receipts Revenue Bonds, 6.00% (Original Issue Yield: 6.09%), 5/1/2024	AAA		1,099,668
1,500,000		Lake, OH, Local School District, UT GO Bonds, 5.75% (Original Issue Yield: 5.90%), 12/1/2021	AAA		1,592,460
405,000		Lakewood, OH, Hospital Improvement Authority, Revenue Refunding Bonds (Series One), 6.00% (Lakewood Hospital, OH)/(Original Issue Yield: 6.90%), 2/15/2010	AAA		405,814
2,000,000		Licking Heights, OH, Local School District, School Facilities Construction & Improvement UT GO Bonds (Series 2000A), 5.50% (FGIC INS)/(Original Issue Yield: 5.58%), 12/1/2024	Aaa		2,064,620
1,500,000		Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal at Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021	BBB		1,209,810
1,500,000		Lucas County, OH, Health Care Facilities Refunding & Improvement Revenue Bonds (Series 2000A), 6.625% (Sunset Retirement Community, Inc.)/(Original Issue Yield: 6.75%), 8/15/2030	A-		1,543,845
1,000,000		Marion County, OH, Hospital Authority, Hospital Refunding & Improvement Revenue Bonds (Series 1996), 6.375% (Community Hospital of Springfield)/(Original Issue Yield: 6.52%), 5/15/2011	BBB+		981,890
420,000		Marysville, OH, LT Sewer System GO Bonds, 7.15%, 12/1/2011	A-		434,179
1,000,000		Miami County, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 1996A), 6.375% (Upper Valley Medical Center) /(Original Issue Yield: 6.62%), 5/15/2026	Baa2		921,910
1,000,000		Moraine, OH, Solid Waste Disposal Authority, Revenue Bonds, 6.75% (General Motors Corp.)/(Original Issue Yield: 6.80%), 7/1/2014	A		1,174,700
5,030,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series B-2), 6.70% (GNMA COL), 3/1/2025	AAA		5,308,964
3,000,000		Ohio State Air Quality Development Authority, Revenue Refunding Bonds, 6.375% (JMG Funding LP)/(AMBAC INS)/(Original Issue Yield: 6.493%), 1/1/2029	AAA		3,173,490
2,000,000		Ohio State Higher Education Facility, Revenue Bonds, 5.85% (John Carroll University, OH)/(Original Issue Yield: 6.05%), 4/1/2020	A2		2,097,920
1,000,000		Ohio State University, General Receipts Revenue Bonds (Series 1999A), 5.75% (Original Issue Yield: 5.82%), 12/1/2019	AA		1,066,030
2,000,000		Ohio State, Common Schools Capital Facilities UT GO Bonds (Series A), 4.75% (Original Issue Yield: 4.84%), 6/15/2020	AA+		1,912,880
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$1,500,000		Ohio State, Education Loan Revenue Bonds (Series 1997A), 5.85%, 12/1/2019	AAA		$1,548,390
1,500,000		Ohio State, Solid Waste Disposal Revenue Bonds, 6.05% (USG Corp.), 8/1/2034	BBB+		1,006,755
1,000,000		Parma, OH, Hospital Improvement and Refunding Revenue Bonds, 5.375% (Parma Community General Hospital Association)/(Original Issue Yield: 5.45%), 11/1/2029	A-		890,560
1,000,000		Portage County, OH, Board of County Hospital Trustees, Hospital Revenue Bonds (Series 1999), 5.75% (Robinson Memorial Hospital)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2019	AAA		1,053,440
1,000,000		Sandusky, OH, LT GO Bonds, 6.25%, 12/1/2020	Aaa		1,104,520
1,000,000		Steubenville, OH, Hospital Facilities Revenue Refunding & Improvement Bonds, 6.375% (Trinity Health System Obligated Group)/(Original Issue Yield: 6.55%), 10/1/2020	A3		1,030,290
500,000		Tiffin, OH, LT GO Bonds, 7.10%, 12/1/2011	A3		518,850
2,000,000	[2]	Toledo-Lucas County, OH, Port Authority, Port Facilities Revenue Refunding Bonds, 5.90% (Cargill, Inc.)/(Original Issue Yield: 5.981%), 12/1/2015	Aa3		2,070,660
1,500,000		Toledo-Lucas County, OH, Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	Baa2		1,536,240
1,225,000		University of Toledo, General Receipts Revenue Bonds, 5.00%, (FGIC INS)/(Original Issue Yield: 5.11%), 6/1/2020	AAA		1,202,766
1,000,000		Warrensville Heights, OH, School District, UT GO Bonds, 5.75% (Original Issue Yield: 5.83%), 12/1/2024	AAA		1,064,740

		TOTAL			68,320,763

		Puerto Rico--4.6%
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 8.568% (AMBAC INS), 7/1/2013	NR		1,218,750
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 8.568% (AMBAC INS), 7/1/2014	NR		1,212,650
1,000,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	BBB		1,055,090

		TOTAL			3,486,490

		Virgin Islands--0.9%
670,000		Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 6.50% (GNMA COL)/(Original Issue Yield: 6.522%), 3/1/2025	AAA		690,087

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $70,168,690)			72,497,340

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--0.8%
		Puerto Rico--0.8%
$600,000		Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), Weekly VRDNs (AMBAC INS)/(Morgan Stanley, Dean Witter & Co. LIQ) (at amortized cost)	AAA		$600,000

		TOTAL INVESTMENTS (IDENTIFIED COST $70,768,690)[3]			$73,097,340

Securities that are subject to alternative minimum tax represents 26.4% of the portfolio as calculated based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At February 28, 2001, these securities amounted to $4,502,060 which represents 5.9% of net assets.

3 The cost of investments for federal tax purposes amounts to $70,768,690. The net unrealized appreciation of investments on a federal tax basis amounts to $2,328,650 which is comprised of $3,701,593 appreciation and $1,372,943 depreciation at February 28, 2001.

Note: The categories of investments are shown as a percentage of net assets ($75,771,179) at February 28, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
GNMA	--Government National Mortgage Association
GO	--General Obligation
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PRF	--Prerefunded
SFM	--Single Family Mortgage
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $70,768,690)		$73,097,340
Cash		18,226
Income receivable		1,108,429
Receivable for investments sold		1,730,000
Receivable for shares sold		5,079

TOTAL ASSETS		75,959,074

Liabilities:
Payable for shares redeemed	$8,441
Income distribution payable	146,710
Accrued expenses	32,744

TOTAL LIABILITIES		187,895

Net assets for 6,760,594 shares outstanding		$75,771,179

Net Assets Consist of:
Paid in capital		$74,433,982
Net unrealized appreciation of investments		2,328,650
Accumulated net realized loss on investments		(931,342)
Distributions in excess of net investment income		(60,111)

TOTAL NET ASSETS		$75,771,179

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($75,771,179 ÷ 6,760,594 shares outstanding)		$11.21

Offering price per share (100/99.00 of $11.21)1		$11.32

Redemption proceeds per share (99.00/100 of $11.21)1		$11.10

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2001 (unaudited)

Investment Income:
Interest			$2,187,331

Expenses:
Investment adviser fee		$147,421
Administrative personnel and services fee		61,987
Custodian fees		2,797
Transfer and dividend disbursing agent fees and expenses		17,751
Directors'/Trustees' fees		1,347
Auditing fees		6,085
Legal fees		1,640
Portfolio accounting fees		25,577
Distribution services fee		147,421
Shareholder services fee		92,138
Share registration costs		9,565
Printing and postage		9,430
Insurance premiums		699
Miscellaneous		1,088

TOTAL EXPENSES		524,946

Waivers:
Waiver of investment adviser fee	$(99,489)
Waiver of distribution services fee	(90,308)
Waiver of shareholder services fee	(1,830)

TOTAL WAIVERS		(191,627)

Net expenses			333,319

Net investment income			1,854,012

Realized and Unrealized Gain on Investments:
Net realized gain on investments			346,908
Net change in unrealized appreciation of investments			661,500

Net realized and unrealized gain on investments			1,008,408

Change in net assets resulting from operations			$2,862,420

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2001	Year Ended 8/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,854,012	$3,817,061
Net realized gain (loss) on investments and futures contracts	346,908	(861,121)
Net change in unrealized appreciation of investments	661,500	248,385

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,862,420	3,204,325

Distributions to Shareholders:
Distributions from net investment income	(1,845,817)	(3,775,445)

Share Transactions:
Proceeds from sale of shares	6,591,186	7,968,795
Net asset value of shares issued to shareholders in payment of distributions declared	974,133	2,043,170
Cost of shares redeemed	(6,520,453)	(17,933,378)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,044,866	(7,921,413)

Change in net assets	2,061,469	(8,492,533)

Net Assets:
Beginning of period	73,709,710	82,202,243

End of period	$75,771,179	$73,709,710

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2001	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$11.06	$11.11	$11.91	$11.53	$11.21	$11.22
Income From Investment Operations:
Net investment income	0.28	0.55	0.55	0.56	0.59	0.60
Net realized and unrealized gain (loss) on investments and futures contracts	0.15	(0.06)	(0.67)	0.40	0.32	(0.01)

TOTAL FROM INVESTMENT OPERATIONS	0.43	0.49	(0.12)	0.96	0.91	0.59

Less Distributions:
Distributions from net investment income	(0.28)	(0.54)	(0.57)	(0.56)	(0.59)	(0.60)
Distributions from net realized gain on investments	--	--	(0.07)	(0.02)	--	--
Distributions in excess of net realized gain on investments	--	--	(0.04)	--	--	--

TOTAL DISTRIBUTIONS	(0.28)	(0.54)	(0.68)	(0.58)	(0.59)	(0.60)

Net Asset Value, End of Period	$11.21	$11.06	$11.11	$11.91	$11.53	$11.21

Total Return[1]	3.91%	4.68%	(1.14%)	8.56%	8.34%	5.34%

Ratios to Average Net Assets:
Expenses	0.90%[2]	0.90%	0.90%	0.90%	0.90%	0.90%

Net investment income	5.03%[2]	5.06%	4.71%	4.80%	5.19%	5.28%

Expense waiver/reimbursement[3]	0.52%[2]	0.54%	0.51%	0.51%	0.58%	0.58%

Supplemental Data:

Net assets, end of period (000 omitted)	$75,771	$73,710	$82,202	$80,274	$75,506	$70,568

Portfolio turnover	19%	37%	19%	23%	38%	11%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2001 (unaudited)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Ohio Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of Ohio and Ohio municipalities. The Fund offers one class of Shares: Class F Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotation are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $695,145, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Futures Contracts

The Fund purchases municipal bond futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a municipal bond futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker, a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the six months ended February 28, 2001, the Fund had no outstanding futures contracts.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended 2/28/2001	Year Ended 8/31/2000
Shares sold	592,429	735,140
Shares issued to shareholders in payment of distributions declared	87,951	189,106
Shares redeemed	(587,075)	(1,654,680)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	93,305	(730,434)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class F Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Fund, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary at any time at its sole direction.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended February 28, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $14,385,000 and $15,140,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2001, were as follows:

Purchases	$14,393,599

Sales	$13,867,395

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2001, 27.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15.3% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

J. SCOTT ALBRECHT

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Ohio Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313923609

2032305 (4/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Pennsylvania Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL REPORT

February 28, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2001 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--98.7%
		Pennsylvania--97.6%
$4,250,000		Allegheny County, PA, Airport Authority, Airport Revenue Refunding Bonds (Series 1999), 6.125% (Pittsburgh International Airport), 1/1/2017	AAA		$4,607,510
2,000,000		Allegheny County, PA, HDA, Health & Education Revenue Bonds, 7.00% (Rehabilitation Institute of Pittsburgh)/(United States Treasury PRF)/(Original Issue Yield: 7.132%), 6/1/2022 (@102)	NR		2,121,740
1,000,000		Allegheny County, PA, HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B+		948,710
1,500,000		Allegheny County, PA, HDA, Hospital Revenue Bonds (Series 1997), 5.75% (St. Francis Medical Center, PA)/(Original Issue Yield: 6.00%), 5/15/2017	Ba2		1,132,800
2,000,000		Allegheny County, PA, HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/(Original Issue Yield: 5.34%), 5/1/2023	A2		1,728,560
1,500,000		Allegheny County, PA, HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/(Original Issue Yield: 5.40%), 5/1/2029	A2		1,267,965
2,340,000		Allegheny County, PA, HDA, Refunding Revenue Bonds, 6.625% (Allegheny General Hospital), 7/1/2009	AAA		2,538,760
4,000,000		Allegheny County, PA, HDA, Revenue Bonds (Series 1997A), 5.60% (UPMC Health System)/(MBIA INS)/(Original Issue Yield: 5.85%), 4/1/2017	AAA		4,141,480
4,000,000		Allegheny County, PA, HDA, Revenue Bonds (Series 1997B), 5.00% (UPMC Health System)/(MBIA INS)/(Original Issue Yield: 5.43%), 7/1/2016	AAA		3,976,440
300,000		Allegheny County, PA, HDA, Revenue Bonds (Series A), 5.90% (South Hills Health System)/(Original Issue Yield: 6.00%), 5/1/2003	A2		307,557
300,000		Allegheny County, PA, HDA, Revenue Bonds (Series A), 6.00% (South Hills Health System)/(Original Issue Yield: 6.10%), 5/1/2004	A2		310,773
1,000,000		Allegheny County, PA, HDA, Revenue Bonds (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR		998,830
1,500,000		Allegheny County, PA, HDA, Revenue Bonds, 5.375% (Ohio Valley General Hospital, PA)/(Original Issue Yield: 5.50%), 1/1/2018	Baa1		1,275,420
925,000	[2]	Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	NR		870,101
1,000,000	[2]	Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	NR		906,530
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$3,185,000		Allegheny County, PA, IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.50% (USX Corp.), 12/1/2029	BBB		$2,675,209
1,250,000		Allegheny County, PA, IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.60% (USX Corp.), 9/1/2030	BBB		1,071,287
1,500,000		Allegheny County, PA, IDA, Health Care Facilities Revenue Refunding Bonds (Series 1998), 5.75% (Presbyterian SeniorCare-Westminister Place Project), 1/1/2023	NR		1,206,285
3,000,000		Allegheny County, PA, Port Authority, Special Revenue Transportation Bonds (Series 1999), 6.00% (Original Issue Yield: 6.05%), 3/1/2019	AAA		3,246,090
2,140,000		Allegheny County, PA, Residential Finance Agency, SFM Revenue Bonds (Series FF-1), 5.90% (GNMA COL), 5/1/2020	Aaa		2,233,390
460,000		Allegheny County, PA, Residential Finance Agency, SFM Revenue Bonds (Series Q), 7.40% (GNMA COL), 12/1/2022	Aaa		470,962
1,500,000		Allegheny County Redevelopment Authority, Tax Increment Bonds (Series 2000A), 6.30% (Waterfront Project), 12/15/2018	A-		1,573,515
2,060,000		Allentown, PA, Area Hospital Authority, Revenue Bonds (Series B), 6.75% (Sacred Heart Hospital of Allentown), 11/15/2015	BB+		2,001,846
3,325,000		Bethlehem, PA, Area Vocational-Technical School Authority, Guaranteed Lease Revenue Bonds (Series 1999), 5.50% (Bethlehem Area Vocational-Technical School)/(Original Issue Yield: 5.55%), 9/1/2020	Aaa		3,421,658
4,250,000		Bradford County, PA, IDA, Solid Waste Disposal Revenue Bonds (Series A), 6.60% (International Paper Co.), 3/1/2019	BBB+		4,335,212
1,000,000		Bucks County, PA, Community College Authority, College Building Revenue Bonds (Series 1996), 5.50% (Original Issue Yield: 5.70%), 6/15/2017	Aa2		1,029,640
2,000,000		Carbon County, PA, IDA, Refunding Revenue Bonds, 6.65% (Panther Creek Partners Project)/(BNP Paribas and Union Bank of California LOCs), 5/1/2010	BBB-		2,053,580
2,060,000		Chartiers Valley, PA, Refunding Revenue Bonds, 6.15%, 3/1/2007	AAA		2,249,087
1,100,000		Chester County, PA, HEFA, Mortgage Refunding Revenue Bonds, 5.50% (Tel Hai Obligated Group Project)/(Original Issue Yield: 5.60%), 6/1/2025	BBB		890,054
1,500,000		Clarion County, PA, Hospital Authority, Revenue Refunding Bonds (Series 1997), 5.75% (Clarion County Hospital)/(Original Issue Yield: 5.95%), 7/1/2017	BBB-		1,273,680
2,000,000		Commonwealth of Pennsylvania, UT GO Bonds (First Series), 5.125%, 1/15/2021	AA		1,994,940
2,000,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series), 5.25% (Original Issue Yield: 5.40%), 10/15/2018	AA		2,037,380
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,575,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series), 6.00% (Original Issue Yield: 6.15%), 7/1/2007	AA		$1,745,620
1,000,000		Crawford County, PA, Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	BBB		919,750
1,250,000		Cumberland County, PA, Municipal Authority, College Revenue Bonds (Series A), 5.50% (Dickinson College)/(Original Issue Yield: 5.70%), 11/1/2025	Aaa		1,283,387
2,800,000		Delaware County, PA, Authority, College Revenue Bonds (Series 1999), 5.75% (Cabrini College)/(Asset Guaranty INS)/(Original Issue Yield: 5.95%), 7/1/2019	AA		2,905,812
2,900,000		Delaware County, PA, Authority, College Revenue Refunding Bonds (Series 1998A), 5.375% (Neumann College)/(Original Issue Yield: 5.48%), 10/1/2018	BBB-		2,660,286
300,000		Delaware County, PA, Authority, Hospital Revenue Bonds, 5.90% (Riddle Memorial Hospital)/(Original Issue Yield: 6.10%), 1/1/2002	A-		305,817
1,500,000		Delaware River Port Authority, PA, Revenue Bonds (Series 1999), 6.00%, 1/1/2019	AAA		1,641,345
2,000,000		Delaware River Port Authority, PA, Revenue Bonds, 6.00%, 1/1/2018	AAA		2,186,940
10,000,000		Delaware Valley, PA, Regional Finance Authority, Local Government Revenue Bonds (Series 1997B), 5.60%, 7/1/2017	AAA		10,797,800
4,100,000		Erie County, PA, Hospital Authority, Health Facilities Revenue Bonds (Series 1999), 5.90% (St. Mary's Home of Erie)/(Asset Guaranty INS)/(Original Issue Yield: 6.05%), 8/15/2019	AA		4,252,643
1,000,000		Fayette County, PA, Hospital Authority, Healthcare Facility Revenue Bonds (Series 1996A), 6.00% (Mount Macrina Manor)/(National City, Pennsylvania LOC), 9/1/2018	Aa3		1,002,590
2,660,000		Greater Nanticoke, PA, Area School District, UT GO Bonds, 5.50% (Original Issue Yield: 5.62%), 10/15/2025	AAA		2,697,187
4,000,000		Hazleton, PA, Area School District, UT GO Bonds (Series B)/(Original Issue Yield: 6.30%), 3/1/2018	AAA		1,651,280
500,000		Indiana County, PA, Hospital Authority, Revenue Refunding Bonds (Series B), 6.20% (Indiana Hospital, PA)/(AMBAC INS)/(Original Issue Yield: 6.30%), 7/1/2006	AAA		522,505
800,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds (Series 1996A), 6.00% (Jeannette District Memorial Hospital)/(Original Issue Yield: 6.15%), 11/1/2018	BBB+		727,776
1,000,000		Lackawanna Trail School District, PA, UT GO Refunding Bonds, 6.90% (AMBAC INS), 3/15/2010	AAA		1,017,480
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,000,000		Lancaster County, PA, UT GO Bonds (Series A), 5.80% (FGIC INS)/(Original Issue Yield: 5.84%), 5/1/2015	Aaa		$2,172,700
250,000		Lancaster, PA, IDA, Revenue Bonds (Series 2000A), 7.60% (Garden Spot Village Project)/(Original Issue Yield: 7.70%), 5/1/2022	NR		252,160
1,380,000		Latrobe, PA, IDA, College Revenue Bonds, 6.75% (St. Vincent College, PA)/(Original Issue Yield: 7.00%), 5/1/2024	AAA		1,533,208
1,500,000		Lebanon County, PA, Hospital Authority, Hospital Revenue Bonds, 6.00% (Good Samaritan Hospital)/(Original Issue Yield: 6.10%), 11/15/2018	BBB+		1,334,940
1,000,000		Lehigh-Northampton Airport Authority, Revenue Bonds, 6.00% (Lehigh Valley Airport System)/(Original Issue Yield: 6.02%), 5/15/2025	Aaa		1,061,270
2,500,000		Luzerne County, PA, IDA, Revenue Refunding Bonds (Series A), 7.00% (Pennsylvania Gas & Water Co.), 12/1/2017	AAA		2,779,425
1,000,000		Luzerne County, PA, UT GO Bonds, 5.625% (FGIC INS)/(Original Issue Yield: 5.78%), 12/15/2021	AAA		1,032,940
4,000,000		Lycoming County, PA, Authority, Hospital Lease Revenue Bonds (Series B), 6.50% (Divine Providence Hospital, PA)/(Original Issue Yield: 6.70%), 7/1/2022	NR		4,116,920
1,000,000		Lycoming County, PA, Authority, Hospital Revenue Bonds, 5.50% (Divine Providence Hospital, PA)/(Original Issue Yield: 5.90%), 11/15/2022	AAA		1,010,810
2,360,000		Monroe County, PA, Hospital Authority, Hospital Revenue Bonds, 5.125% (Pocono Medical Center)/(AMBAC INS)/(Original Issue Yield: 5.40%), 7/1/2015	AAA		2,380,178
1,250,000		Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, 7.25% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.472%), 12/1/2024	NR		1,183,675
3,250,000		Montgomery County, PA, IDA, Retirement Community Revenue Bonds (Series 1996B), 5.75% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.98%), 11/15/2017	A-		3,139,727
500,000		Mt. Pleasant Borough, PA, Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(Original Issue Yield: 5.85%), 12/1/2017	BBB		433,515
1,300,000		Mt. Pleasant Borough, PA, Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(Original Issue Yield: 5.90%), 12/1/2027	BBB		1,061,736
1,000,000		North Hills, PA, School District, GO Bond, Series 2000, 5.50% (FGIC INS)/(Original Issue Yield: 5.576%), 7/15/2024	AAA		1,035,120
1,205,000		North Penn, PA, School District, Refunding Revenue Bonds, 6.20%, 3/1/2007	Aaa		1,308,823
500,000		Northeastern, PA, Hospital & Education Authority, Health Care Revenue Bonds (Series 1994 A), 6.10% (Wyoming Valley Health Care, PA)/(AMBAC INS)/(Original Issue Yield: 6.25%), 1/1/2003	AAA		520,465
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$3,000,000		Norwin, PA, School District, UT GO Bonds, 6.00% (Original Issue Yield: 6.12%), 4/1/2024	AAA		$3,240,750
415,000		Pennsylvania Convention Center Authority, Refunding Revenue Bonds (Series A), 6.25%, 9/1/2004	BBB		430,961
1,000,000		Pennsylvania Convention Center Authority, Revenue Bonds, 6.70% (FGIC INS)/(Original Issue Yield: 6.843%), 9/1/2016	AAA		1,194,800
5,000,000	[2]	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	NR		3,567,950
500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.25% (Amtrak)/(Original Issue Yield: 6.40%), 11/1/2031	BBB		499,265
2,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	BBB-		2,486,075
4,230,000		Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	BBB		3,312,894
1,000,000		Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center, Inc.), 12/1/2030	AA		1,027,900
505,000		Pennsylvania HFA, Revenue Bonds, 5.55% (FHA/VA INS), 10/1/2012	AA+		515,615
360,000		Pennsylvania HFA, SFM Revenue Bonds (Series 33), 6.90%, 4/1/2017	AA+		377,996
100,000		Pennsylvania HFA, SFM Revenue Bonds (Series 41-B), 5.90%, 10/1/2005	AA+		106,575
100,000		Pennsylvania HFA, SFM Revenue Bonds (Series 42), 5.90%, 10/1/2004	AA+		105,848
345,000		Pennsylvania HFA, SFM Revenue Bonds (Series 43), 6.35%, 4/1/2001	AA+		345,338
620,000		Pennsylvania HFA, SFM Revenue Bonds (Series 51), 5.65%, 4/1/2020	AA+		635,674
1,425,000		Pennsylvania HFA, SFM Revenue Bonds (Series 62A), 5.50%, 10/1/2022	AA+		1,437,084
3,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 67A), 5.85%, 10/1/2018	AA+		3,118,470
1,435,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 1999), 5.00% (Original Issue Yield: 5.13%), 6/15/2021	AAA		1,400,216
2,590,000		Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, 6.125%, 12/15/2019	AAA		2,833,253
2,000,000		Pennsylvania State Higher Education Facilities Authority, College and University Revenue Bonds, 5.625% (University of the Arts)/(Asset Guaranty INS)/(Original Issue Yield: 5.78%), 3/15/2025	AA		2,006,960
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.20% (Thiel College), 5/15/2026	NR		2,321,100
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$3,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1999A), 4.875% (UPMC Health System)/(Original Issue Yield: 5.12%), 8/1/2019	AAA		$2,859,210
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series N), 5.875% (Original Issue Yield: 5.913%), 6/15/2021	AAA		2,080,860
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Thomas Jefferson University)/(AMBAC INS)/(Original Issue Yield: 5.22%), 7/1/2019	AAA		1,968,020
2,495,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.25% (Philadelphia University)/(Asset Guaranty INS), 6/1/2024	AA		2,693,901
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.375% (Drexel University)/(Original Issue Yield: 6.415%), 5/1/2017	AAA		2,095,780
1,500,000		Pennsylvania State Higher Education Facilities Authority, University Revenue Bonds (Series 1997), 5.45% (University of the Arts)/(Asset Guaranty INS)/(Original Issue Yield: 5.58%), 3/15/2017	AA		1,519,740
1,000,000		Pennsylvania State Turnpike Commission, Refunding Revenue Bonds (Series L), 6.00% (MBIA INS)/(Original Issue Yield: 6.85%), 6/1/2015	AAA		1,022,970
9,500,000		Philadelphia, PA, Airport Revenue Bonds (Series 1997B), 5.50% (Philadelphia Airport System)/(AMBAC INS)/(Original Issue Yield: 5.65%), 6/15/2017	AAA		9,705,295
2,565,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 1997), 5.50% (Temple University Hospital)/(Original Issue Yield: 5.85%), 11/15/2015	BBB		2,244,683
1,655,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Jeanes Hospital, PA)/(Original Issue Yield: 5.80%), 7/1/2008	BBB		1,606,525
1,700,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 1997), 5.875% (Jeanes Hospital, PA)/(Original Issue Yield: 6.10%), 7/1/2017	BBB		1,476,620
1,220,000		Philadelphia, PA, Redevelopment Authority, Multifamily Housing Refunding Revenue Bonds (Series 1998), 5.45% (Woodstock Mutual Homes, Inc.)/(FHA INS)/(Original Issue Yield: 5.468%), 2/1/2023	Aa2		1,210,996
795,000		Philadelphia, PA, Revenue Bonds, 10.875% (United States Treasury PRF), 7/1/2008 (@100)	Aaa		959,056
4,000,000		Philadelphia, PA, UT GO Bonds, 5.00% (Original Issue Yield: 5.12%), 9/15/2031	AAA		3,830,920
4,000,000		Pittsburgh, PA, Auditorium Authority, Regional Asset District Sales Tax Revenue Bonds (Series 1999), 5.00% (AMBAC INS)/(Original Issue Yield: 5.23%), 2/1/2019	AAA		3,937,040
2,855,000		Pittsburgh, PA, LT GO Bonds (Series 1999A), 5.75% (Original Issue Yield: 5.852%), 9/1/2019	AAA		3,015,080
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,880,000		Pittsburgh, PA, Public Parking Authority, Parking Revenue Bonds (Series 2000), 6.00% (Original Issue Yield: 6.02%), 12/1/2020	AAA		$3,105,504
765,000		Pittsburgh, PA, Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997A), 6.15%, 10/1/2016	AAA		813,914
420,000		Pittsburgh, PA, Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.35%, 10/1/2009	AAA		445,864
1,260,000		Pittsburgh, PA, Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.90%, 10/1/2022	AAA		1,298,417
1,500,000		Pittsburgh, PA, UT GO Bonds (Series 1999A), 5.75% (Original Issue Yield: 5.94%), 9/1/2024	AAA		1,574,535
4,950,000		Pottsville, PA, Hospital Authority, Hospital Revenue Bonds, 5.625% (Pottsville Hospital and Warne Clinic)/(Original Issue Yield: 5.75%), 7/1/2024	BBB		4,026,726
2,040,000		Riverside, PA, School District, UT GO Bonds, 5.50% (Original Issue Yield: 5.57%), 10/15/2020	AAA		2,108,401
1,000,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (Original Issue Yield: 7.35%), 9/1/2031	NR		969,680
2,500,000		Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds (Series 1994-A), 7.60% (Allied Services Rehabilitation Hospitals, PA), 7/15/2020	BBB-		2,562,975
1,745,000		Shaler, PA, School District Authority, GO UT Bonds, 6.25%, 4/15/2008	AAA		1,867,133
2,650,000		Sharon, PA, General Hospital Authority, Hospital Revenue Bonds, 6.875% (Sharon Regional Health System), 12/1/2022	AAA		2,852,937
2,000,000		Somerset County, PA, Hospital Authority, Hospital Refunding Revenue Bonds (Series 1997B), 5.375% (Somerset Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 5.68%), 3/1/2017	AA		2,018,120
2,000,000		Southeastern, PA, Transportation Authority, Special Revenue Bonds, 5.375% (FGIC INS)/(Original Issue Yield: 5.70%), 3/1/2017	AAA		2,050,980
500,000		State Public School Building Authority, PA, College Revenue Bonds, 6.50% (Harrisburg Area Community College-D)/(MBIA INS), 4/1/2002	AAA		516,645
1,000,000	[2]	Susquehanna, PA, Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	NR		790,590
40,000		Swarthmore Borough Authority, PA, Refunded Revenue Bonds, 6.00% (Original Issue Yield: 6.10%), 9/15/2006	AA+		42,311
1,000,000		Warren County, PA, Hospital Authority, Revenue Bonds (Series A), 7.00% (Warren General Hospital, PA)/(Original Issue Yield: 7.101%), 4/1/2019	BBB		1,004,700
400,000		Washington County, PA, Authority, Lease Revenue Bonds, 7.875%, 12/15/2018	AAA		537,316
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,000,000		West View, PA, Municipal Authority, Special Obligation Bonds, 9.50%, 11/15/2014	AAA		$1,383,670
1,000,000		Westmoreland County, PA, IDA, Health Care Facility Revenue Bonds (Series 2000B), 8.00% (Redstone Presbyterian Seniorcare Obligated Group)/(Original Issue Yield: 8.25%), 11/15/2023	NR		984,400
5,000,000		Westmoreland County, PA, Municipal Authority, Capital Appreciation Municipal Services Bonds (Series A)/(Original Issue Yield: 6.17%), 8/15/2021	AAA		1,704,050
545,000		Westmoreland County, PA, Municipal Authority, Special Obligation Bonds, 9.125%, 7/1/2010	AAA		633,775

		TOTAL			230,056,884

		Puerto Rico--1.1%
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 8.56822% (AMBAC INS), 7/1/2013	NR		1,218,750
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 8.56822% (AMBAC INS), 7/1/2014	NR		1,212,650

		TOTAL			2,431,400

		Virgin Islands--0.0%
70,000		Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 5.80% (GNMA COL), 3/1/2005	AAA		73,881

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $230,230,368)			232,562,165

		SHORT-TERM MUNICIPALS--0.2%
		Puerto Rico--0.2%
600,000		Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), Weekly VRDNs (AMBAC INS)/(Morgan Stanley, Dean Witter & Co. LIQ) (at amortized cost)	A-1+c		600,000

		TOTAL INVESTMENTS (IDENTIFIED COST $230,830,368)[3]			$233,162,165

Securities that are subject to alternative minimum tax represent 14.9% of the fund's portfolio as calculated based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At February 28, 2001, these securities amounted to $8,566,571, which represents 3.6% of net assets.

3 The cost of investments for federal tax purposes amounts to $230,830,368. The net unrealized appreciation of investments on a federal tax basis amounts to $2,331,797, which is comprised of $9,586,567 appreciation and $7,254,770 depreciation at February 28, 2001.

Note: The categories of investments are shown as a percentage of net assets ($235,655,689) at February 28, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FHA/VA	--Federal Housing Administration/Veterans Administration
GNMA	--Government National Mortgage Association
GO	--General Obligation
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LLC	--Limited Liability Corporation
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PRF	--Prerefunded
SFM	--Single Family Mortgage
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $230,830,368)		$233,162,165
Cash		187,089
Income receivable		3,747,327
Receivable for investments sold		15,000
Receivable for shares sold		173,905

TOTAL ASSETS		237,285,486

Liabilities:
Payable for investments purchased	$975,005
Payable for shares redeemed	137,510
Income distribution payable	434,245
Accrued expenses	83,037

TOTAL LIABILITIES		1,629,797

Net assets for 20,899,396 shares outstanding		$235,655,689

Net Assets Consist of:
Paid in capital		$237,632,989
Net unrealized appreciation of investments		2,331,797
Accumulated net realized loss on investments and futures contracts		(4,247,757)
Distributions in excess of net investment income		(61,340)

TOTAL NET ASSETS		$235,655,689

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($190,224,449 ÷ 16,870,291 shares outstanding)		$11.28

Offering price per share (100/95.50 of $11.28)[1]		$11.81

Redemption proceeds per share		$11.28

Class B Shares:
Net asset value per share ($45,431,240 ÷ 4,029,105 shares outstanding)		$11.28

Offering price per share		$11.28

Redemption proceeds per share (94.50/100 of $11.28)[1]		$10.66

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2001 (unaudited)

Investment Income:
Interest			$6,827,110

Expenses:
Investment adviser fee		$459,364
Administrative personnel and services fee		86,475
Custodian fees		6,948
Transfer and dividend disbursing agent fees and expenses		66,375
Directors'/Trustees' fees		1,780
Auditing fees		6,259
Legal fees		1,952
Portfolio accounting fees		42,320
Distribution services fee--Class B Shares		163,274
Shareholder services fee--Class A Shares		232,678
Shareholder services fee--Class B Shares		54,425
Share registration costs		14,469
Printing and postage		12,001
Insurance premiums		804
Miscellaneous		2,354

TOTAL EXPENSES		1,151,478

Waivers:
Waiver of investment adviser fee	$(98,875)
Waiver of shareholder services fee--Class A Shares	(18,614)

TOTAL WAIVERS		(117,489)

Net expenses			1,033,989

Net investment income			5,793,121

Realized and Unrealized Gain on Investments:
Net realized gain on investments			319,362
Net change in unrealized appreciation of investments			3,163,639

Net realized and unrealized gain on investments			3,483,001

Change in net assets resulting from operations			$9,276,122

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2001	Year Ended 8/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,793,121	$12,133,930
Net realized gain (loss) on investments and futures contracts	319,362	(3,964,121)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	3,163,639	490,102

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,276,122	8,659,911

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,641,167)	(9,928,611)
Class B Shares	(914,426)	(1,868,107)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,555,593)	(11,796,718)

Share Transactions:
Proceeds from sale of shares	14,124,738	29,707,486
Net asset value of shares issued to shareholders in payment of distributions declared	3,012,347	6,387,732
Cost of shares redeemed	(22,059,224)	(64,527,801)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,922,139)	(28,432,583)

Change in net assets	(1,201,610)	(31,569,390)

Net Assets:
Beginning of period	236,857,299	268,426,689

End of period	$235,655,689	$236,857,299

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2001	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$11.09	$11.19	$12.08	$11.71	$11.35	$11.23
Income From Investment Operations:
Net investment income	0.29	0.55	0.56	0.62	0.62	0.65
Net realized and unrealized gain (loss) on investments and futures contracts	0.18	(0.11)	(0.79)	0.43	0.39	0.12

TOTAL FROM INVESTMENT OPERATIONS	0.47	0.44	(0.23)	1.05	1.01	0.77

Less Distributions:
Distributions from net investment income	(0.28)	(0.54)	(0.56)	(0.64)	(0.65)	(0.65)
Distributions from net realized gain on investments and futures contracts	--	--	(0.09)	(0.04)	--	--
Distributions in excess of net realized gain on investments and futures contracts	--	--	(0.01)	--	--	--

TOTAL DISTRIBUTIONS	(0.28)	(0.54)	(0.66)	(0.68)	(0.65)	(0.65)

Net Asset Value, End of Period	$11.28	$11.09	$11.19	$12.08	$11.71	$11.35

Total Return[1]	4.27%	4.17%	(2.05%)	8.72%	9.12%	6.99%

Ratios to Average Net Assets:

Expenses	0.75%[2]	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	5.19%[2]	5.10%	4.74%	4.84%	5.34%	5.73%

Expense waiver/reimbursement[3]	0.11%[2]	0.12%	0.10%	0.10%	0.22%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$190,224	$193,608	$221,599	$237,705	$212,792	$84,116

Portfolio turnover	9%	23%	28%	24%	30%	23%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2001	2000	1999	1998	1997 [1]
Net Asset Value, Beginning of Period	$11.09	$11.20	$12.08	$11.71	$11.52
Income From Investment Operations:
Net investment income	0.24	0.47	0.47	0.54	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	0.18	(0.12)	(0.78)	0.42	0.20

TOTAL FROM INVESTMENT OPERATIONS	0.42	0.35	(0.31)	0.96	0.50

Less Distributions:
Distributions from net investment income	(0.23)	(0.46)	(0.47)	(0.55)	(0.31)
Distributions from net realized gain on investments and futures contracts	--	--	(0.09)	(0.04)	--
Distributions in excess of net realized gain on investments and futures contracts	--	--	(0.01)	--	--

TOTAL DISTRIBUTIONS	(0.23)	(0.46)	(0.57)	(0.59)	(0.31)

Net Asset Value, End of Period	$11.28	$11.09	$11.20	$12.08	$11.71

Total Return[2]	3.85%	3.29%	(2.70%)	7.92%	4.41%

Ratios to Average Net Assets:

Expenses	1.52%[3]	1.52%	1.52%	1.53%	1.25%[3]

Net investment income	4.42%[3]	4.34%	3.98%	4.06%	4.62%[3]

Expense waiver/reimbursement[4]	0.09%[3]	0.10%	0.08%	0.08%	0.47%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$45,431	$43,249	$46,828	$30,629	$7,906

Portfolio turnover	9%	23%	28%	24%	30%

1 Reflects operations for the period from March 4, 1997 (date of initial public investment) to August 31, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2001 (unaudited)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the Commonwealth of Pennsylvania. The Fund offers two classes of shares: Class A Shares and Class B Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $1,591,157, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases municipal bond futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a municipal bond futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the six months ended February 28, 2001, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 2/28/2001		Year Ended 8/31/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	874,881	$9,822,783	2,002,038	$21,798,398
Shares issued to shareholders in payment of distributions declared	222,317	2,473,124	482,436	5,239,773
Shares redeemed	(1,680,620)	(18,670,834)	(4,825,465)	(52,456,098)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(583,422)	$(6,374,927)	(2,340,991)	$(25,417,927)

	Six Months Ended 2/28/2001		Year Ended 8/31/2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	385,271	$4,301,955	724,774	$7,909,088
Shares issued to shareholders in payment of distributions declared	48,455	539,223	105,704	1,147,959
Shares redeemed	(304,127)	(3,388,390)	(1,113,855)	(12,071,703)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	129,599	$1,452,788	(283,377)	$(3,014,656)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(453,823)	$(4,922,139)	(2,624,368)	$(28,432,583)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A and Class B Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A	0.40%
Class B	0.75%

Class A Shares did not incur a distribution services fee for the six months ended February 28, 2001, and has no present intention of paying or accruing a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Interfund Transactions

During the six months ended February 28, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $23,830,000 and $32,820,000, respectively.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2001, were as follows:

Purchases	$23,654,395

Sales	$20,946,981

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2001, 25.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.9% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

J. SCOTT ALBRECHT

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Pennsylvania Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313923708
Cusip 313923807

2032304 (4/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.